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     As filed with the Securities and Exchange Commission January 11, 2008


                                              File Nos. 002-67052 and 811-03023
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                               -----------------

                                    FORM N-1A

                               -----------------

                        REGISTRATION STATEMENT UNDER THE
                            SECURITIES ACT OF 1933


                        Post-Effective Amendment No. 224


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 225


                                   FORUM FUNDS
                               3435 Stelzer Road
                              Columbus, Ohio 43219
                                  800-754-8757

                                  Velvet Regan
                          Citigroup Fund Services, LLC
                          100 Summer Street, Suite 1500
                                 Boston, MA 02110

                                   Copies to:

                             Robert J. Zutz, Esq.
                 Kirkpatrick Lockhart Gates Preston Ellis LLP
                               1601 K Street, N.W.
                             Washington, D.C. 20006

                               -----------------

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to Rule 485, paragraph (b)(1)

[ ]  on pursuant to Rule 485, paragraph (b)(1)


[ ]  60 days after filing pursuant to Rule 485, paragraph (a)(1)


[ ]  on pursuant to Rule 485, paragraph (a)(1)


[X]  75 days after filing pursuant to Rule 485, paragraph (a)(2)


[ ]  on pursuant to Rule 485, paragraph (a)(2)

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Title of series being registered:


     Investor Class shares of Merk Asian Currency Fund


================================================================================

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 The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                  PROSPECTUS

                                 April 1, 2008

                           MERK ASIAN CURRENCY FUND

                                Investor Shares

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR
      COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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TABLE OF CONTENTS

RISK/RETURN SUMMARY........................................................  1
   Investment Objective....................................................  1
   Principal Investment Strategies.........................................  1
   The Adviser's Process...................................................  1
   Principal Investment Risks..............................................  2
   Who May Want to Invest in the Fund......................................  4
   Performance Information.................................................  5

FEES AND EXPENSES..........................................................  6

MANAGEMENT.................................................................  7
   The Adviser.............................................................  7
   Portfolio Manager.......................................................  7
   Other Service Providers.................................................  7
   Fund Expenses...........................................................  8

YOUR ACCOUNT...............................................................  8
   How to Contact the Fund.................................................  8
   General Information.....................................................  8
   Buying Shares........................................................... 10
   Selling Shares.......................................................... 13
   Exchange Privileges..................................................... 15
   Retirement Accounts..................................................... 16

OTHER INFORMATION.......................................................... 17
   Distributions........................................................... 17
   Taxes................................................................... 17
   Organization............................................................ 18

FINANCIAL HIGHLIGHTS....................................................... 19

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RISK/RETURN SUMMARY

CONCEPTS TO UNDERSTAND     MERK ASIAN CURRENCY FUND

The value of Fund shares   INVESTMENT OBJECTIVE
will fluctuate. The Fund
is not a substitute for a  The Fund seeks to protect against the depreciation
money market fund.         of the U.S. dollar relative to Asian currencies.
                           The Fund's investment objective may be changed by
MONEY MARKET INSTRUMENT    the Board of Trustees of the Fund without a
means a high credit        shareholder vote.
quality, short-term debt
security that is           PRINCIPAL INVESTMENT STRATEGIES
denominated in a foreign
currency or in U.S.        Under normal market conditions, the Fund invests at
dollars.                   least 80% of the value of its net assets (plus
                           borrowings for investment purposes) in securities
HIGH QUALITY means an      or instruments that provide exposure to Asian
instrument issued by an    currencies. The Fund normally expects to achieve
entity with an outstanding this exposure through investments in high quality,
unsecured debt issue       short-term money market instruments denominated in
rated in the top tier      Asian currencies or a combination of U.S. dollar
ratings by a U.S.          denominated securities and forward currency
nationally recognized      contracts, including non-deliverable forward
ratings service, or the    contracts, that seek to profit from a decline of
Adviser considers          the U.S. dollar relative to Asian currencies.
comparable in quality to
instruments rated in the   To gain exposure to Asian currencies, the Fund may
top tier.                  also invest in other securities where the
                           performance of the security is expected to have a
DEBT SECURITIES are        high correlation to the performance of Asian
securities issued by       currencies.
domestic and foreign
governments, financial     Asian currencies the Fund may invest in include,
institutions, corporations but are not limited to, the currencies of China,
and other entities to      Hong Kong, Japan, India, Indonesia, Malaysia, the
borrow money. The          Philippines, Singapore, South Korea, Taiwan and
issuer pays a fixed,       Thailand.
floating or variable rate
of interest and must repay The Fund will not have a material portion of its
the amount borrowed at     assets invested in securities issued by issuers
maturity.                  located in Asian markets when it has invested
                           substantially in forward foreign currency contracts
MATURITY means the date    or other derivative instruments. Because delivery
on which a debt security   and settlement of forward contracts takes place in
is (or may be) due and     the future, the Fund will retain the assets it
payable.                   intends to use to settle the contracts and invest
                           these assets in various U.S. fixed income
DURATION is a measure of   instruments that the Adviser expects will generate
a bond or bond fund's      income for the Fund. The value of such investments
price sensitivity to       (to the extent used to cover the Fund's net
changes in interest rates. exposure under the forward foreign currency Duration is defined as the contracts and similar instruments) and forward
weighted average term to   contracts and other instruments that provide
maturity of a security's   investment exposure to Asian currencies will be
cash flows, where the      counted for purposes of the Fund's 80% policy.
weights are the present
value of each cash flow    THE ADVISER'S PROCESS
as a percentage to the
security's price. The      Merk Investments, LLC (the "Adviser") will
greater a bond or fund's   determine and periodically revise currency exposure
duration, the greater its  allocations based on both quantitative and
price volatility in        qualitative analysis.
response
                           Quantitative factors that the Adviser may consider include a country's gross domestic product; its trade and current account balance with the United
                           States; its interest rates; and the volatility of its currency relative to other currencies.

                           Qualitative factors that the Adviser may consider include an analysis of monetary policies pursued by central banks and economic environments; a country's perceived political stability; the risk of government intervention in its financial markets; and proprietary analysis on the outlook of a country's currency.

                                       1

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to changes in interest       Once the Adviser has allocated the currency
rates.                       exposure levels for the Fund the Adviser will
                             select instruments to create a liquid portfolio
DERIVATIVE SECURITY          of short duration. The Adviser may adapt the
means an investment          currency allocations as its analysis of monetary
contract whose value         policies and economic environments or other
depends on, or is derived    considerations it deems relevant evolve.
from, the value of an
underlying asset, interest   To try to reduce interest rate risk to its
rate, index or commodity     portfolio, the Fund will only buy money market
such as a futures contract.  instruments with effective maturities of one year or less at the time of purchase. The Adviser may
FORWARD CURRENCY             sacrifice yield in return for high credit quality
CONTRACT means an            of debt securities. The Adviser may exclude
agreement to buy or sell a   exposure to certain currencies if, in the
specified amount of          Adviser's opinion its analysis does not support
currency at a set price on   the potential for the currency's appreciation.
a future date. When
combined with U.S.           The Fund will specifically seek exposure to the
dollar denominated           currency risk of select Asian currencies. The
money market                 Adviser will invest in a basket of Asian
instruments, it may obtain   currencies to reduce the exposure to the risks of
a result that is             any one currency. If the Adviser deems a currency
substantially the same as    crisis likely, the Adviser may concentrate the
a direct investment in a     Fund's exposure to a few currencies that meet the
foreign currency             Adviser's qualitative and quantitative investment
denominated instrument.      factors.

NON DELIVERABLE              The Advisor may choose to predominantly, or even
FORWARD CONTRACT means       exclusively, buy U.S. fixed income instruments in
a cash-settled, short-       conjunction with forward contracts, as well as
term Forward Currency        non-deliverable forward contracts ("NDF
Contract on a foreign        contracts") in order to mitigate the risks of
currency, where the profit   investing in countries that do not have well
or loss at the time at the   developed debt markets or where the government
settlement date is           may restrict the flow of capital.
calculated by taking the
difference between the       TEMPORARY DEFENSIVE POSITION. In order to respond
agreed upon exchange         to adverse market, economic or other conditions,
rate and the spot rate at    the Fund may assume a temporary defensive
the time of settlement for   position that is inconsistent with its principal
an agreed upon notional      investment strategies and invest, without
amount. This                 limitation, in cash or prime quality cash
combination may obtain a     equivalents (including commercial paper,
result that is substantially certificates of deposit, banker's acceptances and
the same as a direct         time deposits). A defensive position, taken at
investment in a foreign      the wrong time, may have an adverse impact on the
currency denominated         Fund's performance. The Fund may be unable to
instrument. NDF              achieve its investment objective during the
contracts are commonly       employment of a temporary defensive measure.
used to gain exposure,
especially to thinly traded
or non-convertible,
foreign currencies.

PRINCIPAL INVESTMENT RISKS

CURRENCY EXCHANGE RATE. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the price of the Fund's shares. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country's government or banking authority also will have a significant impact on the value of any investments denominated in that currency.

                                       2

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FORWARD CURRENCY CONTRACTS. The technique of purchasing Forward Currency
Contracts to obtain exposure to currencies or manage currency risk may not be effective. In addition, currency markets generally are not as regulated as securities markets.

FOREIGN INSTRUMENTS. Investing in foreign instruments bears a greater risk than investing in domestic instruments. As a result, the Fund's returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. These risks can increase the potential for losses in the Fund and affect its price of its shares.

ASIAN AND EMERGING MARKETS. The value of the Funds' assets may be adversely affected by political, economic, social and religious instability; changes in laws or regulations of countries within Asia; international relations with other nations; and military activity. Furthermore, the economies of many Asian countries may differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payment position, and sensitivity to changes in global trade. Any adverse event in the Asian markets may have a significant adverse effect on the economies of the region as well as the Fund.

Many Asian countries are considered emerging markets. Investing in emerging markets involve greater risks than investing in more developed markets because, among other things, emerging markets are often less stable politically and economically. The economies of emerging market countries are smaller and less developed than that of the United States. Securities markets of such countries are substantially smaller, less liquid, and more volatile than securities markets in the United States. Brokerage commissions, custodian services fees, withholding taxes, and other costs relating to investment in emerging markets are generally higher than in the United States.

CREDIT. The financial condition of an issuer of a debt security may cause it to default or become unable to pay interest or principal due on the security. The Fund cannot collect interest and principal payments on a fixed income security if the issuer defaults. The degree of risk for a particular security may be reflected in its credit rating. Generally, investment risk and price volatility increase as the credit rating of a security declines. Accordingly, the value of an investment in the Fund may change in response to changes in the credit ratings of the Fund's portfolio securities.

INTEREST RATE. The value of your investment in the Fund may change in response to changes in interest rates. An increase in interest rates typically causes a fall in the value of the securities in which a Fund invests. The longer a fixed income security's duration, the more its value typically falls in response to an increase in interest rates.

DERIVATIVE SECURITIES. The Fund may invest in derivative securities, such as forward currency contracts. Derivative securities are financial instruments that derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

GENERAL MARKET. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's net asset value ("NAV") yield and total return will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which the Fund invests is based upon the market's perception of value and is not necessarily an objective measure of the securities' value. The Fund is not a complete investment program, and there is no assurance that the Fund will achieve its investment objective. You could lose money on your investment in the Fund or the Fund could under perform other investments due to, among other things, poor investment decisions by the Adviser.

WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:

   . Are pursuing a long-term goal with an Asian currency component to your portfolio

   .   Are willing to accept price fluctuations in your investments

   . Are willing to tolerate the risks associated with investments in foreign currencies

The Fund may NOT be appropriate for you if you:

   .   Need stability of principal

   .   Are pursuing a short-term goal or are investing emergency reserves

   . Want an investment that is considered a substitute for a U.S. dollar money market fund

                                       4

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PERFORMANCE INFORMATION

Performance information for the Fund is not provided because the Fund has not commenced operations prior to the date of this Prospectus.

FEES AND EXPENSES

The following table describes the various fees and expenses that you may pay if you invest in the Fund. Shareholder fees are fees you pay when buying, selling or exchanging shares of the Fund. Operating expenses, which include fees of the Adviser, are paid out of the Fund's assets and are factored into the Fund's share price rather than charged directly to shareholder accounts.

SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)........................................................ None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions.......... None
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a
  percentage of the sale price).......................................... None
Redemption Fee (as a percentage of amount redeemed)...................... None
Exchange Fee (as a percentage of amount redeemed)........................ None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees /(1)/.................................................... 1.00%
Distribution (12b-1) and/or Service Fees /(2)/........................... 0.25%
Other Expenses /(3)/..................................................... 0.05%
TOTAL ANNUAL FUND OPERATING EXPENSES..................................... 1.30%
Fee Waivers and Expense Reimbursement /(4)/..............................  0.0%
NET EXPENSES............................................................. 1.30%

/(1)/ Under the terms of the Investment Advisory Agreement, the Adviser provides investment advisory services to the Fund and is obligated to pay all expenses of the Fund except any expenses the Fund is authorized to pay under Rule 12b-1, certain compensation and expenses of the Trustees of Forum Funds, the transfer agent's basis points fee, borrowing costs, taxes, brokerage costs, commissions, and extraordinary and non-recurring expenses.

/(2)/ The Fund has adopted a Rule 12b-1 Plan to pay for the marketing of fund shares and for services provided to shareholders. The Plan provides for payments at annual rates (based on average net assets) of up to 0.25%. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment in the Fund.

/(3)/ Based on projected amounts for the fiscal year ending July 31, 2008.

/(4)/ Based on contractual waivers through July 31, 2009, the Adviser has agreed to waive its fee and reimburse Fund expenses to the extent that the total annual fund operating expenses exceed 1.30% (excluding interest, taxes, dividend expenses, brokerage commissions and extraordinary expenses). The contractual waivers may be changed or eliminated with the consent of the Board of Trustees at any time.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund class and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return and Fund expenses stay the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                           1 YEAR               $132

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                           3 YEARS              $414

The Fund's estimated net expenses are used to calculate costs for the first year, and the Fund's total annual operating expenses are used to calculate costs for the other years.

MANAGEMENT

The Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and the Fund is managed under the oversight of the Board of Trustees (the "Board"). The Board meets periodically to review the Fund's performance, monitor investment activities and practices, and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the Statement of Additional Information ("SAI").

THE ADVISER

The Fund's Adviser is Merk Investments, LLC, 555 Bryant Street #455, Palo Alto, California 94301. As of [December 31, 2007], the Adviser had approximately $[250] million of assets under management. The Advisor also manages the Merk Hard Currency Fund.

The Adviser receives an annual advisory fee from the Fund at an annual rate equal to 1.00% of the Fund's average annual daily net assets under the terms of the Investment Advisory Agreement. Under that agreement, the Adviser provides investment advisory services to the Fund and is obligated to pay all expenses of the Fund except any expenses it is authorized to pay under Rule 12b-1, certain compensation and expenses of the Trustees of Forum Funds, the transfer agent's basis points fee, borrowing costs, taxes, brokerage costs, commissions, and extraordinary and non-recurring expenses. A discussion summarizing the basis on which the Board approved the Investment Advisory Agreement will be in the Fund's semi-annual report for the period ending September 30, 2008.

PORTFOLIO MANAGER

Subject to the general control of the Board, the Adviser makes investment decisions for the Fund. Axel Merk ("Portfolio Manager") is president of the Adviser and makes all investment decisions for the Fund. Mr. Merk founded the Adviser in 2001. Mr. Merk conducted investment advisory activities for Merk Investments AG, a company he founded in Switzerland in 1994, until he transferred these activities to the Adviser in 2001.

The Fund's SAI provides additional information about the compensation of the Portfolio Manager, other accounts managed by the Portfolio Manager and the ownership of Fund securities by the Portfolio Manager.

The Adviser may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

OTHER SERVICE PROVIDERS

Citigroup Fund Services, LLC ("Citi") provides certain administration, portfolio accounting and transfer agency services to the Fund.

Foreside Fund Services, LLC, the Trust's principal underwriter (the "Distributor"), acts as the Trust's Distributor in connection with the offering of the Fund's shares. The Distributor is not affiliated with the Adviser or with Citi or its affiliates. The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem shares.

Foreside Compliance Services, LLC ("FCS"), an affiliate of the Distributor, provides the Fund with a Principal Executive Officer ("PEO"), Principal Financial Officer ("PFO"), Chief Compliance Officer

("CCO"), and an Anti-Money Laundering Compliance Officer ("AMLCO"), as well as certain additional compliance support functions.

FUND EXPENSES

The Adviser is obligated to pay most of the Fund's operating expenses. Expenses of the share class include that class' own expenses as well as Trust expenses that are allocated among the Fund, its classes of shares and all other funds of the Trust. The Adviser may waive all or any portion of its fees and reimburse certain expenses of the Fund. Any fee waiver or expense reimbursement increases investment performance of the Fund and/or its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

YOUR ACCOUNT

HOW TO CONTACT THE FUND    GENERAL INFORMATION

ON THE INTERNET AT:        You may purchase or sell (redeem) shares of a Fund
www.merkfund.com           class on each weekday that the New York Stock
                           Exchange is open. Under unusual circumstances, the
TELEPHONE US AT:           Fund class may accept and process shareholder
(866) MERK FUND            orders when the New York Stock Exchange is closed
(866) 637-5386 (toll free) if deemed appropriate by the Trust's officers.

WRITE TO US AT:            You may purchase or sell (redeem) shares at the NAV
Merk Asian Currency        next calculated after the transfer agent receives
Fund                       your request in proper form (as described in this
P.O. Box 182218            Prospectus on pages 10 through 16). If the transfer
Columbus, OH 43218         agent receives your purchase, redemption, or
                           exchange request in proper form by 4:00 p.m.,
OVERNIGHT ADDRESS:         Eastern time, your transaction will price at the
Merk Asian Currency        NAV of the relevant Fund class the same business
Fund                       day; if the transfer agent receives your request
Columbus, OH 43218         after 4:00 p.m., Eastern time, your transaction
                           will price at the NAV of the relevant Fund class
WIRE INVESTMENTS           the next business day. The Fund cannot accept
(OR ACH PAYMENTS)          orders that request a particular day or price for
TO:                        the transaction or any other special conditions.
Citibank, N.A.
New York, New York         The Fund does not issue share certificates.
ABA #021000089
                           If you purchase shares directly from the Fund, you
FOR CREDIT TO:             will receive quarterly statements and a
Citigroup Fund Services,   confirmation of each transaction. You should verify
LLC                        the accuracy of all transactions in your account as
Account # xxxxxxxxxx       soon as you receive your confirmations.
Re: Merk Asian Currency
Fund - Investor Shares     The Fund reserves the right to waive minimum
(Your Name)                investment amounts and may temporarily suspend
(Your Account Number)      (during unusual market conditions) or discontinue
                           any service or privilege, including systematic investments and withdrawals, wire redemption privileges, telephone redemption privileges and exchange privileges.

                           WHEN AND HOW NAV IS DETERMINED

                           The Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. Under unusual circumstances, the Fund may accept and process shareholder orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers. The time at which the NAV is calculated may change in case of an emergency.

                           The NAV of the Fund class is determined by taking the market value of the total assets of the class, subtracting the liabilities of the class, and then dividing the result (net assets) by the number of outstanding shares of the Fund class. Since the Fund invests in securities that may trade on foreign securities markets on days other than a Fund business day, the value of the Fund's portfolio may change on days on which shareholders will not be able to purchase or redeem Fund shares.

                          The Fund values securities for which market quotations are readily available at current market value other than certain short-term securities which are valued at amortized cost. Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on the Fund business day. In the absence of sales, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the current bid and asked price. Fixed income securities may be valued at prices supplied by the Fund's pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Investments in other open-end regulated investment companies are valued at their NAV.

                          The Fund values securities at fair value pursuant to procedures adopted by the Board if market quotations are not readily available or the Adviser believes that the prices or values available are unreliable. Market quotations may not be readily available or may be unreliable if, among other things: (i) the exchange on which a security is principally traded closes early; (ii) trading in a security is halted during the day and does not resume prior to the time as of which the Fund calculates its NAV; or (iii) events occur after the close of the securities markets on which the Fund's portfolio securities primarily trade but before the time as of which the Fund calculates its NAV.

                          The Fund's investment in foreign securities are more likely to require a fair value determination because, among other things, most foreign securities markets close before the Fund values its securities. The earlier close of those foreign securities markets gives rise to the possibility that significant events may have occurred in the interim.

                          Fair value pricing is based on subjective factors. As a result, the fair value price for a security may differ from the security's market price and may not be the price at which the security may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

TRANSACTIONS THROUGH THIRD PARTIES

If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Fund. These financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

The Fund, as permitted, or any of its agents may enter into arrangements with a financial institution under which such party, at its own expense, will pay the financial institution a fee for providing distribution related services and/or for performing certain administrative and transfer agency servicing functions (such as sub-transfer agency, record-keeping or shareholder communication services) for the benefit of Fund shareholders. Such payments by such party may create an incentive for these financial institutions to recommend that you purchase Fund shares.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification are part of the Trust's overall obligation to deter money laundering under Federal law. The Trust has adopted an Anti-Money Laundering Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right, to the extent permitted by law, to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, at the sole discretion of Trust management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If an order is rescinded or your account is liquidated due to perceived threatening conduct or suspected fraudulent or illegal activity, you will not be able to recoup any sales charges or redemption fees assessed. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

PORTFOLIO HOLDINGS. A description of the Fund's policies and procedures with respect to the disclosure of portfolio securities is available in the Fund's SAI.

BUYING SHARES

HOW TO MAKE PAYMENTS

All investments must be made by check, ACH or wire. All checks must be payable in U.S. dollars and drawn on U.S. financial institutions. In the absence of the granting of an exception consistent with the Trust's anti-money laundering procedures, the Fund does not accept purchases made by credit card check, starter check, cash or cash equivalents (for instance, you may not pay by money order, bank draft, cashier's check or traveler's check).

   CHECKS. For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA"), Uniform Transfers to Minors Act ("UTMA") accounts, or other accounts, the check must be made payable to "Merk Asian Currency Fund" or to one or more owners of the account and endorsed to "Merk Asian Currency Fund." A $20 charge may be imposed on any returned checks.

   ACH. Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

   WIRES. Instruct your financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS

The Fund accepts investments in the following minimum amounts:

                                                        MINIMUM    MINIMUM
                                                        INITIAL   ADDITIONAL
                                                       INVESTMENT INVESTMENT
                                                       ---------- ----------
    Standard Accounts.................................   $2,500      $100
    Traditional and Roth IRA Accounts.................   $1,000      $100
    Accounts with Systematic Investment Plans.........   $1,000      $100
    Qualified Retirement, Pension or Profit Sharing
      Plans...........................................   $1,000      $100

The Fund reserves the right to waive minimum investment amounts, if deemed appropriate by Fund officers.

ACCOUNT REQUIREMENTS

          TYPE OF ACCOUNT                           REQUIREMENT
------------------------------------  ----------------------------------------
INDIVIDUAL, SOLE PROPRIETORSHIP AND   .   Instructions must be signed by all
JOINT ACCOUNTS                            persons required to sign and signed
                                          exactly as their names appear on the
Individual accounts and sole              account.
proprietorship accounts are owned by
one person. Joint accounts have two      .   Provide a power of attorney or
or more owners (tenants).                    similar document for each person
                                             that is authorized to open or
                                             transact business for the account
                                             if not a named account owner.

GIFTS OR TRANSFERS TO A MINOR (UGMA,  .   Depending on state laws, you can set
UTMA)                                     up a custodial account under the
                                          UGMA or the UTMA.
These custodial accounts provide a
way to give money to a child and      .   The custodian must sign instructions
obtain tax benefits.                      in a manner indicating custodial
                                          capacity.

BUSINESS ENTITIES                     .   Provide certified articles of
                                          incorporation, a government-issued
                                          business license or certificate,
                                          partnership agreement or similar
                                          document evidencing the identity and
                                          existence of the business entity.

                                      .   Submit a secretary's (or similar)
                                          certificate listing the person(s)
                                          authorized to open or transact
                                          business for the account.

TRUSTS (INCLUDING CORPORATE PENSION   .   The trust must be established before
PLANS)                                    an account can be opened.

                                      .   Provide the first and signature
                                          pages from the trust document
                                          identifying the trustees.

                                      .   Provide a power of attorney or
                                          similar document for each person
                                          that is authorized to open or
                                          transact business in the account if
                                          not a trustee of the trust.

ACCOUNT APPLICATION AND CUSTOMER IDENTITY VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to, among other measures, obtain, verify, and record information that identifies each person who opens an account.

When you open an account, the Fund will ask for your name, address, date of birth, social security number, and other information or documents that will allow us to identify you. For certain types of accounts, additional information may be required. If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your broker. If the Fund cannot obtain the required information within a timeframe established in our sole discretion, your application will be rejected.

When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the NAV next calculated after receipt of your application in proper form. If your application is accepted, the Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

The Fund will try to verify your identity within a timeframe established in its sole discretion. If the Fund cannot do so, the Fund reserves the right to close your account at the NAV next calculated after the Fund decides to close your account and to remit proceeds to you via check. If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to any related taxes and will not be able to recoup any sales charges or redemption fees assessed.

The Fund may reject your application under its Anti-Money Laundering Program. Under this program, your money may not be returned to you if your account is closed at the request of governmental or law enforcement authorities.

The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations.

INVESTMENT PROCEDURES

        HOW TO OPEN AN ACCOUNT               HOW TO ADD TO YOUR ACCOUNT
 -------------------------------------  --------------------------------------
 BY CHECK                               BY CHECK

 .   Call us or write us, or visit      .   Fill out an investment slip from
     www.merkfund.com for an account        a confirmation or write us a
     application                            letter

 .   Complete the application (and      .   Write your account number on your
     other required documents)              check

 .   Mail us your application (and      .   Mail us the slip (or your letter)
     other required documents) and a        and the check
     check

 BY WIRE                                BY WIRE

 .   Call us or write us, or visit      .   Call to notify us of your
     www.merkfund.com for an account        incoming wire
     application
                                        .   Instruct your financial
 .   Complete the application (and          institution to wire your money to
     other required documents)              us

 .   Call us to fax the completed
     application (and other required
     documents) and we will assign you
     an account number

 .   Mail us your original application
     (and other required documents)

 .   Instruct your financial
     institution to wire your money to
     us

 BY ACH PAYMENT                         BY SYSTEMATIC INVESTMENT

 .   Call us or write us, or visit      .   Complete the systematic
     www.merkfund.com for an account        investment section of the
     application                            application

 .   Complete the application (and      .   Attach a voided check to your
     other required documents)              application

 .   Call us to fax the completed       .   Mail us the completed application
     application (and other required        and voided check
     documents) and we will assign you
     an account number                  .   We will electronically debit the
                                            purchase amounts from the
 .   Mail us your original application      financial institution account
     (and other required documents)         identified on your account
                                            application
 .   We will electronically debit the
     purchase amounts from the
     financial institution account
     identified on your account
     application

 BY INTERNET WWW.MERKFUND.COM           BY INTERNET WWW.MERKFUND.COM

 .   Log on to our Web site             .   Log on to our Web site

 .   Select "Account Opening"           .   Select "Account Access"

 .   Complete the application online    .   Provide the following information:

 .   Accept the terms of the online        .   Your user ID
     application
                                           .   Your password
 .   Account opening amount limited to
     $25,000 if funded by ACH           .   Select Transaction/Purchase menu
                                            option
 .   Mail us your check, instruct your
     financial institution to wire      .   Follow the instructions provided
     your money to us, or we will
     electronically debit your          .   We will electronically debit your
     purchase proceeds from the             purchase proceeds from the
     financial institution account          financial institution account
     identified on your account             identified on your account
     application                            application

SYSTEMATIC INVESTMENTS. You may invest a specified amount of money once a month on specified dates. These payments are taken from your bank account by ACH payment.

LIMITATION ON FREQUENT PURCHASES. The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is the Fund's policy to discourage short-term trading. Frequent trading in the Fund, such as trades seeking short-term profits from market momentum, time zone arbitrage and other timing strategies may interfere with the management of the Fund's portfolio and result in increased administrative and brokerage costs and a potential dilution in the value of Fund shares. As money is moved in and out, the Fund may incur expenses buying and selling portfolio securities, and these expenses are borne by Fund shareholders.

Focus is placed on identifying redemption transactions that may be harmful to the Fund or its shareholders if they are frequent. These transactions are analyzed for offsetting purchases within a pre-determined period of time. If frequent trading trends are detected, an appropriate course of action is taken. The Fund reserves the right to cancel (within one business day), restrict or reject without any prior notice any purchase or exchange order, transactions representing excessive trading, transactions that may be disruptive to the management of the Fund's portfolio and purchase orders not accompanied by payment.

Because the Fund receives purchase and sale orders through financial intermediaries that use omnibus or retirement accounts, the Fund cannot always detect frequent purchases and redemption. As a consequence, the Fund's ability to monitor and discourage abusive trading practices in such accounts may be limited.

The investment in foreign securities may make the Fund more susceptible to the risk of market timing activities because of price differentials that may be reflected in the net asset value of the Fund's shares. The Fund generally prices its foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the Fund's calculation of its net asset value. These prices may be affected by events that occur after the close of a foreign market but before the Fund prices its shares. Although the Fund may fair value foreign securities in such instances and, notwithstanding other measures the Fund may take to discourage frequent purchases and redemptions, investors may engage in frequent short-term trading to take advantage of any arbitrage opportunities in the pricing of the Fund's shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing.

The Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Fund or its operations.

CANCELED OR FAILED PAYMENTS. The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the transfer agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the transfer agent) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES

The Fund promptly processes redemption orders received in good order. Under normal circumstances, the Fund will send redemption proceeds to you within a week. If the Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until it receives payment, which delay may be up to 15 calendar days.

                     HOW TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL

..   Prepare a written request including:

   .   Your name(s) and signature(s)

   .   Your account number

   .   The Fund name and class

   .   The dollar amount or number of shares you want to sell

   .   How and where to send the redemption proceeds

..   Obtain a signature guarantee (if required)

..   Obtain other documentation (if required)

..   Mail us your request and documentation

BY WIRE OR ACH

..   Wire or ACH redemptions are only available if your redemption is for $5,000 or more (except for systematic withdrawals) and you did not decline wire or ACH redemptions on your account application

..   Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR

..   Mail us your request (See "By Mail")

BY TELEPHONE

..   Call us with your request (unless you declined telephone redemption privileges on your account application)

..   Provide the following information:

   .   Your account number

   .   Exact name(s) in which the account is registered

   .   Additional form of identification

..   Redemption proceeds will be:

   .   Mailed to you OR

   . Electronically credited to your account at the financial institution identified on your account application

BY INTERNET WWW.MERKFUND.COM

..   Log on to our Web site (unless you declined Internet trading privileges on your account application)

..   Select "Account Access"

..   Provide the following information:

   .   Your user ID

   .   Your password

..   Select the "Transaction/Redemption" menu option

..   Follow the instructions provided

..   Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application

SYSTEMATICALLY

..   Complete the systematic withdrawal section of the application

..   Attach a voided check to your application

..   Mail us the completed application

..   Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application

WIRE OR ACH REDEMPTION PRIVILEGES. You may redeem your shares by wire or ACH unless you declined wire or ACH redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000, except for systematic withdrawals.

TELEPHONE REDEMPTION PRIVILEGES. You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine. Telephone redemption orders may be difficult to complete during periods of significant economic or market activity. If you are not able to reach the Fund by telephone, you may overnight your redemption order.

SYSTEMATIC WITHDRAWALS. You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS. To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. The transfer agent will need written instructions signed by all registered shareholders with a signature guarantee for each shareholder for any of the following:

   .   Written requests to redeem $100,000 or more

   .   Changes to a shareholder's record name

   . Redemptions from an account for which the address or account registration has changed within the last 30 days

   . Sending redemption and distribution proceeds to any person, address or financial institution account not on record

   . Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account

   . Adding or changing ACH or wire instructions, telephone redemption or exchange option, or any other election in connection with your account.

The transfer agent reserves the right to require signature guarantees on all redemptions.

SMALL ACCOUNTS. With respect to the Fund, if the value of your account falls below $500 (excluding Qualified Retirement Accounts), the Fund may ask you to increase your balance. If after 60 days, the account value is still $500 (excluding Qualified Retirement Accounts or accounts with systematic investment plans), the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value. There are no minimum balance requirements for Qualified Retirement Accounts.

REDEMPTIONS IN KIND. The Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect the Fund's operations (for example, if it represents more than 1.00% of the Fund's assets).

LOST ACCOUNTS. The transfer agent may consider your account "lost" if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the transfer agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks unpaid for six months or more for distributions or that have been returned to the transfer agent will be reinvested at the then-current NAV and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance, but will be held until the Transfer Agent locates you.

RULE 12B-1 DISTRIBUTION AND/OR SERVICE FEES. The Trust has adopted a Rule 12b-1 plan under which the Fund pays the distributor a fee up to 0.25% of the average daily net assets of Investor Shares for distribution services and the servicing of shareholder accounts. Because Investor Shares pay distribution fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges. The distributor may pay any fee received under the Rule 12b-1 plan to the Adviser or other financial institutions that provide distribution and shareholder services with respect to Investor Shares.

EXCHANGE PRIVILEGES

You may exchange your Fund shares for shares of other mutual funds, including other Trust series. For a list of funds available for exchange, call the transfer agent. Be sure to confirm with the transfer agent that the fund into which you exchange is available for sale in your state. If you exchange into a fund that has a sales charge, you will have to pay that fund's sales charge at the time of exchange. Not all funds available for exchange may be available for purchase in your state. Because exchanges are a sale and purchase of shares, they may have tax consequences. If you exchange into a fund that imposes a sales charge, you may have to pay that fund's sales charge at the time of the exchange.

REQUIREMENTS. You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number). There is currently no limit on exchanges, but a Fund reserves the right to limit exchanges (See "Investment Procedure-Limitations on Frequent Purchases"). You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

                                HOW TO EXCHANGE

THROUGH A FINANCIAL ADVISER

..   Contact your adviser by the method that is most convenient for you

BY MAIL

..   Prepare a written request including:

   .   Your name(s) and signature(s)

   .   Your account number

   .   The names of each fund (and class) you are exchanging

   .   The dollar amount or number of shares you want to sell (and exchange)

..   Open a new account and complete an account application if you are requesting different shareholder privileges

..   Obtain a signature guarantee, if required

..   Mail us your request and documentation

BY TELEPHONE

..   Call us with your request (unless you declined telephone redemption privileges on your account application)

..   Provide the following information:

   .   Your account number

   .   Exact name(s) in which account is registered

   .   Additional form of identification

RETIREMENT ACCOUNTS

You may invest in Fund shares through IRA accounts sponsored by the Adviser, including traditional and Roth IRAs. The Fund may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

OTHER INFORMATION

DISTRIBUTIONS

The Fund declares distributions from net investment income quarterly. Any net capital gain realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise taxes.

You will generally be taxed on the Fund's distributions, regardless of whether you reinvest them or receive them in cash. The Fund's distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. The Fund's distributions of long-term capital gain, if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions may also be subject to certain state and local taxes. Some Fund distributions may also include nontaxable returns of capital. Return of capital distributions reduce your tax basis in your Fund shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

A portion of the Fund's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum Federal tax rate of 15% (5% for individuals in lower tax brackets) through 2010. A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met by the Fund and the shareholder.

Distributions of capital gain and distributions of net investment income reduce the NAV of the Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will generally be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange. Any capital loss arising from the sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net long-term capital gain distributions with respect to those shares.

The Fund may be required to withhold Federal income tax at the Federal backup withholding rate on all taxable distributions and redemption proceeds otherwise payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Rather, any amounts withheld may be credited against your Federal income tax liability once you provide the required information or certification. Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source.

The Fund will mail you reports containing information about the income tax status of distributions paid during the year after December 31 of each year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax advisor.

ORGANIZATION

The Trust is a Delaware statutory trust, and the Fund is a series of the Trust. The Fund does not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of a separate series of the Trust are not entitled to vote separately at shareholders' meetings unless a matter relates only to specific series (such as approval of the advisory agreement for the Fund). From time to time, large shareholders may control the Fund or the Trust.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. The Fund has not commenced operations prior to the date of this Prospectus.

                             MERK INVESTMENTS, LLC

                           MERK ASIAN CURRENCY FUND

                                INVESTOR SHARES

                             FOR MORE INFORMATION

                          ANNUAL/SEMI-ANNUAL REPORTS

 Additional information about the Fund's investments will be available in the
  Fund's annual/semi-annual reports (when available) to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")

 The SAI provides more detailed information about the Fund and is incorporated by reference into, and is legally part of, this Prospectus.

                              CONTACTING THE FUND

You can get free copies of the annual/semi-annual reports (when available) and the SAI, request other information, and discuss your questions about the Fund by contacting the Fund at:

                           Merk Asian Currency Fund
                                P.O. Box 182218
                              Columbus, OH 43218
                              (866) MERK FUND or
                          (866) 637-5386 (toll free)

The Fund's prospectus, SAI, and annual/semi-annual reports (when available), as well as a description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities, are available without charge on the Fund's website at:
                               www.merkfund.com

                                  Distributor
                          Foreside Fund Services, LLC
                           http://www.foresides.com/

                SECURITIES AND EXCHANGE COMMISSION INFORMATION

You can also review the Fund's annual/semi-annual reports (when available), the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can get copies of this information, for a fee, by e-mailing or writing to:

                             Public Reference Room
                      Securities and Exchange Commission
                            Washington, D.C. 20549
                           mailto:publicinfo@sec.gov

Fund information, including copies of the annual/semi-annual reports (when available) and the SAI, is available on the SEC's Web site at http://www.sec.gov/.

                   Investment Company Act File No. 811-3023

STATEMENT OF ADDITIONAL INFORMATION

APRIL 1, 2008

INVESTMENT ADVISER:                           MERK ASIAN CURRENCY FUND

Merk Investments, LLC
555 Bryant Street #455
Palo Alto, California 94301

ACCOUNT INFORMATION
AND SHAREHOLDER SERVICES:

Citigroup Fund Services, LLC
Merk Asian Currency Fund
P.O. Box 182218
Columbus, OH 43218
(866) 637 5386

 The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

This Statement of Additional Information (the "SAI") supplements the Prospectus dated April 1, 2008, as may be amended from time to time, offering Investor Shares of the Merk Asian Currency Fund (the "Fund"), a separate series of Forum Funds, a registered, open-end management investment company (the "Trust"). This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus, without charge, by contacting Citigroup Fund Services, LLC at the address or telephone number listed above.

The Fund has not commenced operations as of the date hereof and so Financial Statements for the Fund are not available. Copies of the Annual and Semi-Annual Reports may be obtained when they are available, without charge, upon request by contacting Citigroup Fund Services, LLC at the address or telephone number listed above.

TABLE OF CONTENTS

GLOSSARY...................................................................   1

INVESTMENT POLICIES AND RISKS..............................................   2

INVESTMENT LIMITATIONS.....................................................  13

MANAGEMENT.................................................................  15

PORTFOLIO TRANSACTIONS.....................................................  23

PURCHASE AND REDEMPTION INFORMATION........................................  26

TAXATION...................................................................  28

OTHER MATTERS..............................................................  33

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS............................. A-1

APPENDIX B - MISCELLANEOUS TABLES.......................................... B-1

APPENDIX C - PROXY VOTING PROCEDURES....................................... C-1

APPENDIX D - ADVISER PROXY VOTING PROCEDURES............................... D-1

GLOSSARY

As used in this SAI, the following terms have the meanings listed.

   "Accountant" means Citi.

   "Administrator" means Citi.

   "Adviser" means Merk Investments, LLC, the Fund's investment adviser.

   "Board" means the Board of Trustees of the Trust.

   "Citi" means Citigroup Fund Services, LLC.

   "Code" means the Internal Revenue Code of 1986, as amended.

   "Custodian" means Citibank, N.A.

   "Distributor" means Foreside Fund Services, LLC.

   "FCS" means Foreside Compliance Services, LLC, provider of compliance services to the Fund.

   "Fund" means Merk Asian Currency Fund.

   "Independent Trustee" means a Trustee that is not an interested person of the Trust, as that term is defined in Section 2(a)(19) of the 1940 Act.

   "IRS" means Internal Revenue Service.

   "Moody's" means Moody's Investors Service.

   "NAV" means net asset value per share.

   "NRSRO" means a nationally recognized statistical rating organization.

   "SAI" means Statement of Additional Information.

   "SEC" means the U.S. Securities and Exchange Commission.

   "S&P" means Standard & Poor's Corporation, a division of the McGraw Hill Companies.

   "Transfer Agent" means Citi.

   "Trust" means Forum Funds.

   "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

   "1933 Act" means the Securities Act of 1933, as amended.

   "1940 Act" means the Investment Company Act of 1940, as amended.

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1. INVESTMENT POLICIES AND RISKS

The Fund is a diversified series of the Trust. The Fund offers one class of
Shares: Investor Shares. This section discusses in greater detail than the Fund's Prospectuses certain investments that the Fund can make.

A. FIXED INCOME SECURITIES

1. GENERAL

MONEY MARKET INSTRUMENTS AND OTHER SECURITIES. The Fund may invest in U.S. dollar and non-U.S. dollar denominated money market instruments and other securities, including debt obligations issued by the U.S. and foreign national, provincial, state or municipal governments or their political subdivisions. The Fund may also invest in (1) money market instruments and other securities issued by international organizations designated or supported by governmental entities (e.g., the World Bank and the European Community); (2) non-dollar securities issued by the U.S. government; and (4) foreign corporations. Money market instruments in which the Fund may invest includes short-term government securities, floating and variable rate notes, commercial paper, repurchase agreements, CDs, time deposits, bankers' acceptances, and other short-term liquid instruments.

GOVERNMENT SECURITIES. The Fund may invest in U.S. and foreign government securities. U.S. government securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities. U.S. Government Securities may be supported by the full faith and credit of the U.S. (such as the mortgage-related securities and certificates of the Government National Mortgage Association and securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (for example, Federal Home Loan Bank securities); by the discretionary authority of the U.S. Treasury to lend to the issuer (for example, Fannie Mae (formerly the Federal National Mortgage Association) securities); or solely by the creditworthiness of the issuer (for example, Federal Home Loan Mortgage Corporation securities).

Holders of U.S. government securities not backed by the full faith and credit of the U.S. must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the U.S. in the event that the agency or instrumentality does not meet its commitment. No assurance can be given that the U.S. Government would provide support if it were not obligated to do so by law. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

Foreign government securities may include direct obligations, as well as obligations guaranteed by the foreign government.

The Fund may invest 80% or more of its assets in foreign government securities. Securities based on the same currency may be affected similarly by political, economic and business developments, changes and conditions relevant in the markets. For purposes of the Fund's concentration policies, the Fund does not consider foreign government securities to be part of any industry.

CORPORATE DEBT OBLIGATIONS. The Fund may invest in U.S. and foreign corporate debt obligations. Corporate debt obligations include corporate bonds, debentures, notes, commercial paper and other similar corporate debt instruments. These instruments are used by companies to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Commercial paper (short-term unsecured promissory notes) is issued by companies to finance their current obligations and normally has a maturity of less than 9 months. The Fund may also invest in corporate fixed income securities registered and sold in the U.S. by foreign issuers (Yankee bonds) and those sold outside the U.S. by foreign or U.S. issuers (Eurobonds).

The Fund may also invest in lower-rated or high-yield corporate debt obligations (commonly known as "junk bonds"). Investment grade corporate bonds are those rated BBB or better by S&P or Baa or better by Moody's. Securities rated BBB by S&P are considered investment grade, but Moody's considers securities rated Baa to have speculative characteristics. Junk bonds generally offer a higher current yield than that available for higher-grade debt obligations. However, lower-rated debt obligations involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in

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which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates.

VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet certain quality criteria. All variable amount master demand notes acquired by the Fund will be payable within a prescribed notice period not to exceed seven days.

VARIABLE AND FLOATING RATE SECURITIES. The Fund may invest in variable and floating rate securities. Fixed income securities that have variable or floating rates of interest may, under certain limited circumstances, have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the "underlying index"). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. These adjustments minimize changes in the market value of the obligation. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. The rate of interest on securities may be tied to U.S. government securities or indices on those securities as well as any other rate of interest or index.

Variable and floating rate demand notes of corporations are redeemable upon a specified period of notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying interest rates under direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice.

Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, the Fund might be entitled to less than the initial principal amount of the security upon the security's maturity. The Fund intends to purchase these securities only when the Adviser believes the interest income from the instrument justifies any principal risks associated with the instrument. The Adviser may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that the Adviser will be able to limit the effects of principal fluctuations and, accordingly, the Fund may incur losses on those securities even if held to maturity without issuer default.

There may not be an active secondary market for any particular floating or variable rate instruments, which could make it difficult for the Fund to dispose of the instrument during periods that the Fund is not entitled to exercise any demand rights it may have. The Fund could, for this or other reasons, suffer a loss with respect to those instruments. The Adviser monitors the liquidity of the Fund's investment in variable and floating rate instruments, but there can be no guarantee that an active secondary market will exist.

FINANCIAL INSTITUTION OBLIGATIONS. The Fund may invest in financial institution obligations. Obligations of financial institutions include certificates of deposit, bankers' acceptances, time deposits and other short-term debt obligations. Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties which could reduce the Fund's performance. Although fixed time deposits do not in all cases have a secondary market, there are no contractual restrictions on the Fund's right to transfer a beneficial interest in the deposits to third parties.

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2. RISKS

GENERAL. The market value of the interest-bearing debt securities held by the Fund will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including U.S. government securities, can change in value when there is a change in interest rates. Changes in the ability of an issuer to make payments of interest and principal and in the markets' perception of an issuer's creditworthiness will also affect the market value of that issuer's fixed income securities. As a result, an investment in the Fund is subject to risk even if all fixed income securities in the Fund's investment portfolio are paid in full at maturity. In addition, certain fixed income securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security's maturity.

Yields on debt securities are dependent on a variety of factors, including the general conditions of the fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Under normal conditions, fixed income securities with longer maturities tend to offer higher yields and are generally subject to greater price movements than obligations with shorter maturities.

The issuers of debt securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its fixed income securities. Bankruptcy, litigation or other conditions may impair an issuer's ability to pay, when due, the principal of and interest on its fixed income securities.

CREDIT. The Fund's investment in fixed income securities is subject to the credit risk relating to the financial condition of the issuers of the securities that the Fund holds. The Fund may invest in high yield securities that provide poor protection for payment of principal and interest but may have greater potential for capital appreciation than do higher quality securities. These securities also have greater risk of default or price changes due to changes in the issuers' creditworthiness than do higher quality securities. The market for these securities may be thinner and less active than that for higher quality securities, which may affect the price at which the lower rated securities can be sold. In addition, the market prices of these securities may fluctuate more than the market prices of higher quality securities and may decline significantly in periods of general economic difficulty or rising interest rates. Under such conditions, the Fund may have to use subjective rather than objective criteria to value its high yield/high risk securities investments accurately and may rely more heavily on the judgment of the Adviser to do so.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Adviser may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by the Fund, the Adviser will determine whether the Fund should continue to hold the obligation. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

FOREIGN INVESTMENT RISK. The Fund may invest in foreign securities. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and (4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of the Fund's assets.

In addition, dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Foreign brokerage commissions and custody fees are generally higher than those in the United States. Foreign accounting, auditing and financial reporting standards differ from those in the United States and therefore, less information may be available about foreign companies than is available about comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than U.S. securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by the Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies and the Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after the Fund's income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

ASIAN AND EMERGING MARKETS RISKS. The value of the Funds' assets may be adversely affected by political, economic, social and religious instability; changes in laws or regulations of countries within Asia; international relations with other nations; and military activity. Furthermore, the economies of many Asian countries may differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payment position, and sensitivity to changes in global trade. The governments of certain countries have placed restrictions on the operational freedom of private enterprise, and have or may nationalize private assets, including securities held by the Fund. Asian countries also have different accounting standards, corporate disclosure, governance and regulatory requirements than does the United States. As a result, there may be less publicly available information about securities in Asian countries. There is generally less governmental regulation of stock exchanges, brokers and issuers than in the United States, which may result in less transparency with respect to Asian securities. The Fund may have difficulty obtaining or enforcing judgments against issuers of Asian securities. Any adverse event in the Asian markets may have a significant adverse effect on the economies of the region as well as the Fund.

Many Asian countries are considered emerging markets. Investing in emerging markets involve greater risks than investing in more developed markets because, among other things, emerging markets are often less stable politically and economically. The economies of emerging market countries are smaller and less developed than that of the United States. Securities markets of such countries are substantially smaller, less liquid, and more volatile than securities markets in the United States. Brokerage commissions, custodian services fees, withholding taxes, and other costs relating to investment in emerging markets are generally higher than in the United States.

B. FOREIGN CURRENCIES TRANSACTIONS

1. GENERAL

The Fund may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs. The Fund may conduct foreign currency exchange transactions either on a spot (cash) basis at the spot rate prevailing in the foreign exchange market or by entering into a forward foreign currency contract. A forward currency contract ("forward contract") involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are considered "derivatives" -- financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund enters into forward contracts in order to "lock in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. In addition, the Fund may enter into forward contracts to hedge against risks arising from securities the Fund owns or anticipates purchasing, or the U.S. dollar value of interest and dividends paid on those securities.

At or before settlement of a forward currency contract, the Fund may either deliver the currency or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract. If the Fund makes delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets of the Fund into the currency. The Fund may close out a forward contract obligating it to purchase currency by selling an offsetting contract, in which case, it will realize a gain or a loss.

The Fund may invest in a combination of forward currency contracts and U.S. dollar-denominated instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a "synthetic" position in the particular foreign-currency instrument whose performance the manager is trying to duplicate. For example, the combination of U.S. dollar-denominated money market instruments with "long" forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are sometimes necessary when the money market in a particular foreign currency is small or relatively illiquid.

For hedging purposes, the Fund may invest in forward currency contracts to hedge either specific transactions (transaction hedging) or portfolio positions (position hedging). Transaction hedging is the purchase or sale of forward currency contracts with respect to specific receivables or payables of the Fund in connection with the purchase and sale of portfolio securities. Position hedging is the sale of a forward currency contract on a particular currency with respect to portfolio positions denominated or quoted in that currency.

The Fund may use forward currency contracts for position hedging if consistent with its policy of trying to expose its net assets to foreign currencies. The Fund is not required to enter into forward currency contracts for hedging purposes and it is possible that the Fund may not be able to hedge against a currency devaluation that is so generally anticipated that the Fund is unable to contract to sell the currency at a price above the devaluation level it anticipates. It also is possible, under certain circumstances, that the Fund may have to limit its currency transactions to qualify as a "regulated investment company" under the Code.

The Fund currently does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of its portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Fund may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating it to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Fund engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

Since the Fund invests in money market instruments denominated in foreign currencies, it may hold foreign currencies pending investment or conversion into U.S. dollars. Although the Fund values its assets daily in U.S. dollars, it does not convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will convert its holdings from time to time, however, and incur the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, and offer to buy the currency at a lower rate if the Fund tries to resell the currency to the dealer.

2. RISKS

FOREIGN CURRENCY TRANSACTION RISK. Foreign currency transactions involve certain costs and risks. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Adviser is inaccurate in its prediction of currency movements. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies. There is also the risk that the other party to the transaction may fail to deliver currency when due which may result in a loss to the Fund.

Asian countries may use formal or informal currency-exchange controls (or "capital controls"). Such controls may restrict or prohibit the Fund's ability to repatriate both investment capital and income; to the extent that the Fund buys Asian currencies rather than engages in non-deliverable forward contracts, this may undermine the value of the Fund's holdings and potentially place the Fund's assets at risk. As countries have sovereign control over their currency, Asian governments may also declare their own currencies null and void, and thereby potentially placing the Fund's securities denominated in or exposed to that currency at risk of total loss.

CURRENCY FLUCTUATIONS. The value of the Fund's investments is calculated in U.S. dollars each day that the New York Stock Exchange is open for business. As a result, to the extent that the Fund's assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. dollar, the Fund's net asset value per share as expressed in U.S. dollars (and, therefore, the value of your investment) should increase. If the U.S. dollar appreciates relative to the other currencies, the opposite should occur.

The currency-related gains and losses experienced by the Fund will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. dollars. Gains or losses on shares of the Fund will be based on changes attributable to fluctuations in the net asset value of such shares, expressed in U.S. dollars, in relation to the original U.S. dollar purchase price of the shares. The amount of appreciation or depreciation in the Fund's assets also will be affected by the net investment income generated by the money market instruments in which the Fund invests and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

FOREIGN RISK. The value of the Fund's investments may be affected by inflation, trade deficits, changes in interest rates, budget deficits and low savings rates, political factors and other factors. Trade deficits often cause inflation making a country's goods more expensive and less competitive thereby reducing the demand for that country's currency. High interest rates tend to increase currency values in the short-term by making such currencies attractive to investors; however, long-term results may be the opposite as high interest rates are often the product of high inflation. Political instability in a country can also cause a currency to depreciate if it appears that the country is inhospitable to business and foreign investment. In addition, various central banks may manipulate the exchange rate movements through their own buying and selling and can influence people's expectation with regard to the direction of exchange rates.

C. OPTIONS AND FUTURES

1. GENERAL

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

The Fund may purchase or write put and call options, futures and options on futures to: (1) enhance the Fund's performance; or (2) to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase.

Specifically, the Fund may purchase or write options on securities in which it may invest or on market indices based in whole or in part on such securities. Options purchased or written by the Fund must be traded on an exchange or over-the-counter. The Fund may invest in futures contracts on market indices based in whole or in part on securities in which the Fund may invest. The Fund may also purchase or write put and call options on these futures contracts.

Options and futures contracts are considered to be derivatives. Use of these instruments is subject to regulation by the SEC, the options and futures exchanges on which futures and options are traded or by the CFTC. No assurance can be given that any hedging or income strategy will achieve its intended result.

If the Fund will be financially exposed to another party due to its investments in options or futures, the Fund, may, if required, maintain either: (1) an offsetting ("covered") position in the underlying security or an offsetting option or futures contract; or (2) cash, receivables and liquid debt securities with a value sufficient at all times to cover its potential obligations. The Fund will comply with SEC guidelines with respect to coverage of these strategies and, if the guidelines require, will set aside cash, liquid securities and other permissible assets ("Segregated Assets") on its books and records in the prescribed amount. Segregated Assets cannot be sold or closed out while the hedging strategy is outstanding, unless the Segregated Assets are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Pursuant to a claim for exemption filed with the CFTC on behalf of the Fund, neither the Trust nor the Fund is deemed to be a "commodity pool" or "commodity pool operator" under the Commodity Exchange Act ("CEA"), and they are not subject to registration or regulation as such under the CEA. The Adviser is not deemed to be a "commodity pool operator" with respect to its service as investment adviser to the Fund.

D. OPTIONS AND FUTURES CONTRACTS

1. GENERAL

OPTIONS ON FOREIGN CURRENCIES. The Fund may buy put and call options on any currency in which its investments are denominated. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy a specified currency at a specified price. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the specified currency against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell a specified currency at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the specified currency at the exercise price. The amount of a premium received or paid for an option is based upon certain factors including the value of the underlying currency, the relationship of the exercise price to the value of the underlying currency, the historical price volatility of the underlying currency, the option period and interest rates.

The value of a currency option is dependent upon the value of the currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Fund may be disadvantaged by having to deal in an odd lot market (generally consisting in transactions of less than $1 million) for the underlying currencies at prices that are less favorable than round lots. To the extent that the U.S. options markets are closed while the market for the underlying currencies are open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

OPTIONS ON CURRENCY FUTURES. Options on currency futures contracts are similar to options on foreign currencies except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell a currency, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

CURRENCY FUTURES CONTRACTS. A currency futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash or an underlying debt security, as called for in the contract, at a specified date and at an agreed-upon price. When the Fund enters into a futures contract, it must make an initial deposit known as "initial margin" as a partial guarantee of its performance under the contract. As the value of the currency, both parties to the contract are required to make additional margin payments, known as "variation margin" to cover any additional obligation that they may have under the contract.

2. RISKS

RISKS OF OPTIONS TRANSACTIONS. There are certain investment risks associated with options transactions. These risks include: (1) the Adviser's ability to predict movements in the prices of individual currencies and fluctuations in the general currency markets; (2) imperfect correlation between movements in the prices of options and movements in the price of the currencies hedged or used for cover which may cause a given hedge not to achieve its objective;
(3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Fund's ability to limit exposures by closing its positions.

Other risks include the inability of the Fund, as the writer of covered call options, to benefit from any appreciation of the underlying currency above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund. There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations.

RISKS OF CURRENCY FUTURES CONTRACTS AND OPTIONS ON CURRENCY FUTURES. The risk of loss in trading currency futures contracts and in writing options on currency futures contracts can be substantial, due to the low margin deposits required, the extremely high degree of leverage involved in futures and options pricing, and the potential high volatility of the futures markets. As a result, a relatively small price movement in a futures position may result in immediate and substantial loss (as well as gain) to the Fund. Thus, a purchase or sale of a futures contract, and the writing of an option on a futures contract, may result in losses in excess of the amount invested in the position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements (and segregation requirements, if applicable) at a time when it may be disadvantageous to do so. In addition, on the settlement date, the Fund may be required to make delivery of the instruments underlying the futures positions it holds.

The Fund could suffer losses if it is unable to close out a currency futures contract or options on currency futures contract because of an illiquid secondary market. Currency futures contracts and options on currency futures contracts may be closed out only on an exchange, which provides a secondary market for such products. However, there can be no assurance that a liquid secondary market will exist for any particular futures product at any specific time. Thus, it may not be possible to close a currency futures or option position. Moreover, most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses. The inability to close futures and options positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment.

The Fund bears the risk that the Adviser will incorrectly predict future market trends. If the Adviser attempts to use a futures contract or an option on a futures contract as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the futures position will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving futures products can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

The Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist. The Fund's activities in the futures and options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce the Fund's yield.

E. LEVERAGE TRANSACTIONS

1. GENERAL

The Fund may use leverage to increase potential returns. Leverage involves special risks and may involve speculative investment techniques. Leverage exists when cash made available to the Fund through an investment technique is used to make additional Fund investments. Leverage transactions include borrowing for other than temporary or emergency purposes, lending portfolio securities, entering into repurchase agreements, dollar rolls and purchasing securities on a when-issued, delayed delivery or forward commitment basis. The Fund uses these investment techniques only when its Adviser believes that the leveraging and the returns available to the Fund from investing the cash will provide investors with a potentially higher return.

BORROWING. The Fund may borrow money from a bank in amounts up to 33 1/3% of total assets at the time of borrowing. Entering into reverse repurchase agreements and purchasing securities on a when-issued, delayed delivery or forward delivery basis are not subject to this limitation. A reverse repurchase agreement is a transaction in which the Fund sells securities to a bank or securities dealer and simultaneously commits to repurchase the securities from the bank or dealer at an agreed upon date and at a price reflecting a market rate of interest unrelated to the sold securities. An investment of the Fund's assets in reverse repurchase agreements will increase the volatility of the Fund's NAV. A counterparty to a reverse repurchase agreement must be a primary dealer that reports to the Federal Reserve Bank of New York or one of the largest 100 commercial banks in the United States.

SECURITIES LENDING AND REPURCHASE AGREEMENTS. The Fund may lend portfolio securities in an amount up to 33 1/3% of its total assets to brokers, dealers and other financial institutions. In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan. The Fund may share the interest it receives on the collateral securities with the borrower. The terms of the Fund's loans permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any important matter. Loans are subject to termination at the option of the Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated. The Fund may pay fees to arrange for securities loans.

The Fund may enter into repurchase agreements, which are transactions in which the Fund purchases a security and simultaneously agrees to resell that security to the seller at an agreed upon price on an agreed upon future date, normally, one to seven days later. If the Fund enters into a repurchase agreement, it will maintain possession of the purchased securities and any underlying collateral.

Securities loans and repurchase agreements must be continuously collateralized and the collateral must have market value at least equal to the value of the Fund's loaned securities, plus accrued interest or, in the case of repurchase agreements, equal to the repurchase price of the securities, plus accrued interest.

SWAPS, CAPS, FLOORS AND COLLARS. The Fund may enter into interest rate, currency (or other asset) swaps, and may purchase and sell interest rate "caps," "floors" and "collars." Interest rate swaps involve the exchange by the Fund and a counterparty of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Currency swaps' notional principal amount is tied to one or more currencies, and the exchange commitments can involve payments in the same or different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on the notional principal amount from the party selling the cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling such floor. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

The Fund will enter into these transactions primarily to preserve a return or a spread on a particular investment or portion of its portfolio or to protect against any interest rate fluctuations or increase in the price of securities it anticipates purchasing at a later date. The Fund uses these transactions as a hedge and not as a speculative investment, and will enter into the transactions in order to shift the Fund's investment exposure from one type of investment to another.

The use of interest rate protection transactions is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser incorrectly forecasts market values, interest rates and other applicable factors, there may be considerable impact on the Fund's performance. Even if the Adviser is correct in their forecasts, there is a risk that the transaction may correlate imperfectly with the price of the asset or liability being hedged.

2. RISKS

Leverage creates the risk of magnified capital losses. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the NAV of the Fund's securities which may be magnified by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash. So long as the Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense incurred as a result of leveraging on borrowings were to exceed the net return to investors, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

SEGREGATED ASSETS. In order to attempt to reduce the risks involved in various transactions involving leverage, if required, the Fund will set aside on its books and records cash and liquid securities. The assets value, which is marked to market daily, will be at least equal to the Fund's commitments under these transactions.

F. ILLIQUID AND RESTRICTED SECURITIES

1. GENERAL

The Fund may invest in illiquid and restricted securities. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days;
(2) purchased over-the-counter options; (3) securities which are not readily marketable; and (4) securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act ("restricted securities").

2. RISKS

Limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

3. DETERMINATION OF LIQUIDITY

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of Fund assets under management and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

G. INVESTMENT COMPANY SECURITIES

1. OPEN-END AND CLOSED-END INVESTMENT COMPANIES

GENERAL. The Fund may invest in shares of open-end and closed-end investment companies in accordance with the investment restrictions in the 1940 Act. Shares owned in an exchange traded fund ("ETF") that have received exemptive relief from the SEC that permits other mutual funds to invest in the shares without limitation are excluded from this limitation.

RISKS. The Fund, as a shareholder of another investment company, will bear its pro-rata portion of the other investment company's advisory fee and other expenses, in addition to its own expenses and will be exposed to the investment risks associated with the other investment company. To the extent that the Fund invests in open-end or closed-end investment companies that invest primarily in the securities of companies located outside the United States, see the risks related to foreign securities set forth above.

2. EXCHANGE-TRADED FUNDS

GENERAL. The Fund may invest in ETFs, which are investment companies or statutory trusts that are bought and sold on a securities exchange. Some ETFs represent a fixed portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear its pro rata portion of the ETF's expenses.

RISKS. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

3. CORE AND GATEWAY(R)

The Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. A Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund's shareholders. The Board will not convert the Fund to a Core and Gateway structure without notice to the shareholders.

H. DEPOSITORY RECEIPTS

The Fund may invest in depositary receipts including American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts and International Depository Receipts (together "DRs"). DRs, typically issued by a financial institution (a "depositary"), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of DRs are typically quoted in U.S. dollars or Euros, and are traded in the United States as well as on many European stock exchanges. Ownership of DRs entails similar investment risks to direct ownership of foreign securities traded outside the United States, including increased market, liquidity, currency, political, information, and other risks.

I. CUSTODY RISK

Custody risk refers to the risks in the process of clearing and settling trades and to the holding of securities by local banks, agents and depositories. Acquiring, holding and transferring interests in securities by book-entry through any security intermediary is subject to the laws and contractual provisions governing the relationship with the intermediary, as well as the laws and contractual provisions governing the relationship with the intermediary, as well as the laws and contractual provisions governing the relationship between such intermediary and each other intermediary, if any, standing between themselves and the individual security.

Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standards of care in the local markets. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of custody problems.

2. INVESTMENT LIMITATIONS

For purposes of all investment policies of the Fund: (1) the term "1940 Act" includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term "Code" includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of the Fund and the Fund's investment objective cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of that Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of the Fund may be changed by the Board without shareholder approval.

A. FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations that cannot be changed by the Board without shareholder approval.

1. DIVERSIFICATION

The Fund may not, with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or, to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, securities of other investment companies) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

2. BORROWING MONEY

Borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund's total assets.

3. CONCENTRATION

Purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on investments in U.S. government securities and repurchase agreements covering U.S. government securities.

4. UNDERWRITING ACTIVITIES

Underwrite securities issued by other persons except, to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter.

5. MAKING LOANS

Make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

6. PURCHASES AND SALES OF REAL ESTATE

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities backed by real estate or securities of companies engaged in the real estate business).

7. PURCHASES AND SALES OF COMMODITIES

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

8. ISSUANCE OF SENIOR SECURITIES

Issue senior securities except pursuant to Section 18 of the 1940 Act.

B. NON-FUNDAMENTAL LIMITATIONS

The Fund has adopted the following investment limitations that may be changed by the Board without shareholder approval. The Fund may not:

1. SECURITIES OF INVESTMENT COMPANIES

Invest in the securities of any investment company except to the extent permitted by the 1940 Act.

2. PURCHASES ON MARGIN

Purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund's transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

3. ILLIQUID SECURITIES

Invest more than 15% of its net assets in illiquid assets such as:
(1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

3. MANAGEMENT

A. TRUSTEES AND OFFICERS OF THE TRUST

The Board is responsible for oversight of the management of the Trust's business affairs and of the exercise of all the Trust's powers except those reserved for shareholders. The following tables give information about each Board member and certain officers of the Trust. The fund complex includes the Trust and Monarch Funds, another registered investment company (collectively, the "Fund Complex"), that hold themselves out as related companies for purposes of investment and investor services. The Trustees and officers listed below also serve in the capacities noted below for Monarch Funds with the exception of Mr. Collier and Ms. Bakke who do not serve as officers of Monarch Funds.
Mr. Keffer is considered an Interested Trustee due to his affiliation with a Trust adviser and the Distributor within the past two years. Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is 3435 Stelzer Road, Columbus, OH 43219, unless otherwise indicated. Each Trustee oversees thirty-three portfolios in the Fund Complex. Each Independent Trustee is also an Independent Trustee of Monarch Funds, a registered investment company within the Fund Complex. Mr. Keffer is also an Interested Trustee/Director of Wintergreen Fund, Inc. and Monarch Funds.



                       POSITION WITH THE   LENGTH OF        PRINCIPAL OCCUPATION(S) DURING
NAME AND YEAR OF BIRTH       TRUST        TIME SERVED                PAST 5 YEARS
---------------------- ----------------- -------------- ---------------------------------------
INDEPENDENT TRUSTEES

J. Michael Parish        Chairman of     Trustee since  Retired; Partner, Wolf, Block, Schorr
Born: 1943               the Board;      1989 (Chairman and Solis-Cohen, LLP (law firm)
                         Trustee;        since 2004)    2002-2003; Partner, Thelen Reid &
                         Chairman,                      Priest LLP (law firm) 1995 - 2002.
                         Compliance
                         Committee,
                         Nominating
                         Committee
                         and Qualified
                         Legal
                         Compliance
                         Committee


Costas Azariadis         Trustee;        Since 1989     Professor of Economics, Washington
Born: 1943               Chairman,                      University (effective 2006); Professor
                         Valuation                      of Economics, University of
                         Committee                      California-Los Angeles 1992- 2006.

James C. Cheng           Trustee;        Since 1989     President, Technology Marketing
Born: 1942               Chairman,                      Associates (marketing company for
                         Audit                          small- and medium-sized businesses in
                         Committee                      New England).

INTERESTED TRUSTEE

John Y. Keffer      Trustee;        Since 1989 President, Forum Foundation (a
Born: 1942          Chairman,                  charitable organization) since 2005;
                    Contracts                  President, Forum Trust, LLC (a
                    Committee                  non-depository trust company) since
                                               1997; President, Citigroup Fund
                                               Services, LLC (Citigroup) 2003 - 2005;
                                               President, Forum Financial Group, LLC
                                               ("Forum") (a fund services company
                                               acquired by Citibank, N.A. 1999 -2003).

OFFICERS

Simon D. Collier    President;      Since 2005 President, Foreside Financial Group,
Born: 1961          Principal                  since April 2005; President, Foreside
                    Executive                  Services, Inc. (a staffing services
                    Officer                    firm) since December 2006; President,
                                               Foreside Compliance Services, LLC,
                                               since October 2005; President, Foreside
                                               Management Services, LLC, since
                                               December 2006; Chief Operating Officer
                                               and Managing Director, Global Fund
                                               Services, Citigroup 2003-2005; Managing
                                               Director, Global Securities Services
                                               for Investors, Citibank, N.A. 1999-2003.

Trudance L.C. Bakke Treasurer;      Since 2005 Director, Foreside Compliance Service,
Born: 1971          Principal       (Principal LLC since 2006; Product Manager,
                    Financial       Financial  Citigroup 2003-2006; Senior Manager of
                    Officer         Officer    Corporate Finance, Forum 1999 - 2003.
                                    since
                                    August
                                    2006)

Beth P. Hanson      Vice President; Since 2003 Relationship Manager, Citigroup since
Born: 1966          Assistant                  2003; Relationship Manager, Forum 1999
                    Secretary                  - 2003.

Sara M. Morris      Vice President  Since 2007 Director and Relationship Manager,
Born: 1963                                     Citigroup since 2004; Chief Financial
                                               Officer, The VIA Group, LLC (strategic
                                               marketing company) 2000 - 2003.

Velvet R. Regan     Secretary       Since 2007 Assistant Counsel, Citifund Services
Born: 1978                                     Ohio, Inc. (f/k/a BISYS Fund Services
                                               Ohio, Inc.) since September 2006;
                                               Associate Attorney, Gilmartin Magence
                                               Camile & Ross, LLP (law firm) February
                                               2006 through September 2006; Tax
                                               Administrator, State Street Corporation
                                               2000-2002.

2. TRUSTEE OWNERSHIP IN THE FUND AND FAMILY OF INVESTMENT COMPANIES

                                                   AGGREGATE DOLLAR RANGE OF
                                                 OWNERSHIP AS OF DECEMBER 31,
                     DOLLAR RANGE OF BENEFICIAL  2007 IN ALL FUNDS OVERSEEN BY
                     OWNERSHIP IN THE FUND AS OF   TRUSTEE IN THE FAMILY OF
TRUSTEES                  DECEMBER 31, 2007          INVESTMENT COMPANIES
--------             --------------------------- -----------------------------
INTERESTED TRUSTEE
John Y. Keffer......            [None]                      [None]
INDEPENDENT TRUSTEES
Costas Azariadis....            [None]                      [None]
James C. Cheng......            [None]                      [None]
J. Michael Parish...            [None]                [$50,001- $100,000]

B. OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES

As of December 31, 2007, no Independent Trustee or any of his immediate family members owned, beneficially or of record, securities of any Trust investment adviser, its principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.

C. INFORMATION CONCERNING TRUST COMMITTEES

1. AUDIT COMMITTEE

The Trust's Audit Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Trust's Independent Trustees. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It is directly responsible for the appointment, termination, compensation and oversight of work of the independent registered public accountants to the Trust. In so doing, the Committee reviews the methods, scope and results of the audits and audit fees charged, and reviews the Trust's internal accounting procedures and controls. During the fiscal year ended
March 31, 2007, the Audit Committee met six times.

2. NOMINATING COMMITTEE

The Trust's Nominating Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, and Parish, constituting all of the Trust's Independent Trustees. Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Independent Trustees and committee members, and presenting these nominations to the Board. The Nominating Committee will not consider any nominees for Trustee recommended by security holders. During the fiscal year ended March 31, 2007, the Nominating Committee did not meet.

3. VALUATION COMMITTEE

The Trust's Valuation Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, Keffer, Parish and the senior officers of the Trust. Pursuant to a charter adopted by the Board, the Valuation Committee reviews and provides advice regarding the Trust's policies and procedures for determining NAV of the Trust's series. The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust's series consistent with valuation procedures approved by the Board. During the fiscal year ended March 31, 2007, the Valuation Committee met seven times.

4. QUALIFIED LEGAL COMPLIANCE COMMITTEE

The Qualified Legal Compliance Committee (the "QLCC'), which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Trust's Independent Trustees. The QLCC evaluates and recommends resolutions to reports from attorneys servicing the Trust regarding evidence of material violations of applicable Federal and state law or the breach of fiduciary duties under applicable Federal and state law by the Trust or an employee or agent of the Trust. During the fiscal year ended March 31, 2007, the QLCC did not meet.

5. CONTRACTS COMMITTEE.

The Contracts Committee, which meets when necessary, consists of all of the Trustees. The Contracts Committee reviews the Trust's service provider contracts and fees in connection with their periodic approval. During the fiscal year ended March 31, 2007, the Contracts Committee did not meet.

6. COMPLIANCE COMMITTEE.

The Compliance Committee, which meets when necessary, consists of all of the Trustees and the Trust's Chief Compliance Officer ("CCO"). The Compliance Committee oversees the Trust's CCO and any compliance matters that arise and relate to the Trust. During the fiscal year ended March 31, 2007, the Compliance Committee did not meet.

D. COMPENSATION OF TRUSTEES AND OFFICERS

Each Trustee is paid an annual retainer fee of $12,000 for service to the Trust ($15,000 for the Chairman). In addition, each Trustee will be paid a fee of $1,500 for each regular Board meeting attended ($2,250 for the Chairman), $500 for each short special Board meeting attended ($750 for the Chairman) and $1,500 for each major special Board meeting attended ($2,250 for the Chairman) whether the regular or special Board meetings are attended in person or by electronic communication. In addition, a $3,000 annual stipend will be paid to each Trustee that serves as Chairman of one or more Board Committees. Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following table sets forth the fees paid to each Trustee by the Fund and the Fund Complex for the fiscal year ended March 31, 2007.

                                                          TOTAL COMPENSATION
                                             COMPENSATION   FROM TRUST AND
    TRUSTEE                                   FROM FUND      FUND COMPLEX
    -------                                  ------------ ------------------
    John Y. Keffer..........................      $0           $27,000
    Costas Azariadis........................      $0           $27,000
    James C. Cheng..........................      $0           $27,000
    J. Michael Parish.......................      $0           $36,000

E. INVESTMENT ADVISER

1. SERVICES OF ADVISER

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (an "Advisory Agreement"). Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for the Fund. The Adviser may compensate brokers or other service providers ("Intermediaries") out of its own assets, and not as additional charges to the Fund, in connection with the sale and distribution of shares of the Fund and/or servicing of these shares. The payments would be in addition to the payments by the Fund described in the Fund's prospectus for distribution and/or shareholder servicing. Such additional payments are for services including, but not limited to, sub-accounting, marketing support, administrative and shareholder processing services ("Additional Payments"). These Additional Payments made by the Adviser may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. These Additional Payments may be different for different Intermediaries.

2. OWNERSHIP OF ADVISER

The Adviser is a Delaware Limited Liability Company. Axel Merk is the sole Managing Member and owner of the Adviser.

3. INFORMATION CONCERNING ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

As of March 31, 2007, Mr. Merk managed the Merk Hard Currency Fund. The following table summarizes information provided by the Adviser regarding the number of other accounts managed by Mr. Merk within the following categories and the total assets in the accounts as of [December 31, 2007]:

                                                     COMBINED                                             COMBINED
                            # OF OTHER   COMBINED    ASSETS OF                                            ASSETS OF
                    # OF      POOLED     ASSETS OF OTHER POOLED            # OF OTHER                       OTHER
                   OTHER     VEHICLES      OTHER     VEHICLES      # OF     ACCOUNTS       COMBINED       ACCOUNTS
                   POOLED  SERVICED WITH  POOLED   SERVICED WITH  OTHER   SERVICED WITH ASSETS OF OTHER SERVICED WITH
                  VEHICLES  PERFORMANCE  VEHICLES   PERFORMANCE  ACCOUNTS  PERFORMANCE     ACCOUNTS      PERFORMANCE
PORTFOLIO MANAGER SERVICED   BASED FEE   SERVICED    BASED FEE   SERVICED   BASED FEE      SERVICED       BASED FEE
----------------- -------- ------------- --------- ------------- -------- ------------- --------------- -------------
Axel Merk........    1           0          [0]          0          12          0       $[250] million       $0

The investment objectives of the other vehicles and accounts managed by Mr. Merk are different than those of the Fund; thus no material conflict of interest with respect to investment opportunities is expected. However, actual or apparent conflicts of interest may arise concerning day-to-day management responsibilities with respect to the Fund and other accounts if the Fund and accounts have different benchmarks, time horizons and fees, as Mr. Merk must allocate his time and investment ideas among the Fund and the accounts. Securities selected for the Fund may under-perform the securities selected for the accounts.

4. INFORMATION CONCERNING COMPENSATION OF PORTFOLIO MANAGER

The following compensation information has been provided by the Adviser as of March 31, 2008:

As the sole owner of the Adviser, compensation to Mr. Merk for his services to the Fund will be allocated as income net revenues minus the Adviser's expenses. Mr. Merk will not receive a performance fee for his services to the Fund. With regard to other accounts, the Adviser receives a percentage of assets under management with respect to 12 accounts (including the Fund).

5. PORTFOLIO MANAGER OWNERSHIP IN THE FUND

As of March 31, 2008, the Fund had not commenced operations and thus the portfolio manager did not own any shares of the Fund.

6. FEES

The Adviser's fee is calculated as a percentage of the Fund's average daily net assets. The fee, if not waived, is accrued daily by the Fund. The Adviser's fee is paid monthly based on average net assets for the prior month.

In addition to receiving its advisory fee from the Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets they invest in the Fund. If you have a separately managed account with the Adviser with assets invested in the Fund, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from you.

Advisory fee information is not provided because the Fund had not commenced operations prior to the date of this SAI.

7. OTHER PROVISIONS OF ADVISORY AGREEMENT

The Adviser is not affiliated with Citigroup or any company affiliated with Citigroup. The Advisory Agreement remains in effect for a period of one year from the date of its effectiveness and then the agreement must be approved annually. Subsequently, the Advisory Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreements or interested persons of any such party (other than as Trustees of the Trust).

The Advisory Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a majority vote of the Board, or by the Adviser on 60 days' written notice to the Trust. The Advisory Agreement terminates immediately upon assignment.

Under the Advisory Agreement, the Adviser is not liable for any error of judgment, mistake of law, or in any event whatsoever except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

F. DISTRIBUTOR

1. DISTRIBUTION SERVICES

The Distributor (also known as principal underwriter) of the shares of the Fund is located at Two Portland Square, 1/st/ Floor, Portland, Maine 04101. The Distributor is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc. Mr. Collier is an affiliate of the Trust and the Distributor as he serves as an officer of the Trust and has an ownership interest in the Distributor.

Under a Distribution Agreement with the Trust, the Distributor acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Distributor continually distributes shares of the Fund on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust or its Funds.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial institutions (each a "Financial Institution," collectively, the "Financial Institutions") for distribution of shares of the Fund (see "Purchases through Financial Institutions").

Investors who purchase shares through Financial Institutions will be subject to the procedures of those Institutions through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the Financial Institution through whom they purchase shares. Investors purchasing shares of the Fund through Financial Institutions should acquaint themselves with their institution's procedures and should read the Prospectus in conjunction with any materials and information provided by their institution. The Financial Institution, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the institution. The Distributor does not receive compensation for its distribution services except the distribution service fees with respect to the shares of those Classes for which a Plan is effective.

2. DISTRIBUTION PLAN (INVESTOR SHARES)

The Trust has adopted a Rule 12b-1 plan under which the Fund is authorized to pay to the Distributor or any other entity approved by the Board (collectively, "payees") as compensation for the distribution-related and/or shareholder services provided by such entities, an aggregate fee equal to 0.25% of the average daily net assets of Investor Shares. The payees may pay any or all amounts received under the Rule 12b-1 plan to other persons for any distribution or service activity conducted on behalf of the Fund. The plan is a core component of the ongoing distribution of Investor Shares. Mr. Collier, an officer of the Trust, has a direct financial interest in the operation of the plan due to an ownership interest in the Distributor.

The plan provides that payees may incur expenses for distribution and service activities including, but not limited to: (1) any sales, marketing and other activities primarily intended to result in the sale of Fund shares and
(2) providing services to holders of shares related to their investment in the Fund, including without limitation providing assistance in connection with responding to a Fund's shareholder inquiries regarding the Fund's investment objective, policies and other operational features, and inquiries regarding shareholder accounts. Expenses for such activities include compensation to employees, and expenses, including overhead and telephone and other communication expenses, of a payee who engages in or supports the distribution of Fund shares, or who provides shareholder servicing such as responding to a Fund's shareholder inquiries regarding the Fund's operations; the incremental costs of printing (excluding typesetting) and distributing prospectuses, statements of additional information, annual reports and other periodic reports for use in connection with the offering or sale of Fund shares to any prospective investors; and the costs of preparing, printing and distributing sales literature and advertising materials used by the Distributor, Adviser or others in connection with the offering of Fund shares for sale to the public.

The plan requires the payees to prepare and submit to the Board, at least quarterly, and the Board to review, written reports setting forth all amounts expended under the Plan and identifying the activities for which those expenditures were made. The plan obligates the Fund to compensate the Distributor for services and not to reimburse it for expenses incurred.

The plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board, including a majority of the Independent Trustees. The plan further provides that it may not be amended to materially increase the costs which the Trust bears for distribution/shareholder servicing pursuant to the plan without approval by shareholders of Investor Shares and that other material amendments of the plan must be approved by the Independent Trustees. The plan may be terminated with respect to the Fund's Investor Shares at any time by the Board, by a majority of the Independent Trustees or by shareholders of the Fund's Investor shares.

Table 2 in Appendix B shows the dollar amount of the fees payable by the Fund to the Distributor or its agents under the Distribution Plan, the amount of fees waived by the Distributor or its agents, and the actual fees received by the Distributor and its agents under the Plan. The data provided are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

3. COMPLIANCE SERVICES

Under a Compliance Services Agreement (the "Compliance Agreement") with the Trust and subject to approval by the Board, Foreside Compliance Services, LLC ("FCS"), an affiliate of the Distributor, provides a Chief Compliance Officer ("CCO"), Principal Executive Officer ("PEO"), Principal Financial Officer ("PFO"), and an Anti-Money Laundering Compliance Officer ("AMLCO") to the Trust as well as certain additional compliance support functions ("Compliance Services"). FCS and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust or its Funds.

For making available the CCO, AMLCO, PEO, and PFO and for providing the Compliance Services under the Compliance Agreement, FCS receives a fee from the Fund of (i) $22,500 (allocated equally to all Trust series for which the Adviser provides management services), $5,000 per Fund and (ii) an annual fee of 0.01% of the Fund's average daily net assets, subject to an annual maximum of $20,000.

The Compliance Agreement with respect to the Fund continues in effect until terminated. The Compliance Agreement is terminable with or without cause and without penalty by the Board of the Trust or by FCS with respect to the Fund on 60 days' written notice to the other party. Notwithstanding the foregoing, the provisions of the Compliance Agreement related to CCO services, may be terminated at any time by the Board, effective upon written notice to the CCO without the payment of any penalty.

Under the Compliance Agreement, FCS is not liable to the Trust or the Trust's shareholders for any act or omission, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement. Under the Compliance Agreement, the FCS and certain related parties (such as officers of FCS or certain officers of the Distributor and persons who control FCS or the Distributor) are indemnified by the Trust against any and all claims and expenses related to FCS's actions or omissions, except for any act or omission resulting from FCS's willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement.

Table 3 in Appendix B shows the dollar amount of the fees accrued by the Fund to FCS or its affiliates, as appropriate for compliance services, the amount of the fee waived by FCS or its affiliates, as appropriate, and the actual fees received by FCS or its affiliates as appropriate. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

G. OTHER FUND SERVICE PROVIDERS

1. ADMINISTRATOR AND ACCOUNTANT

The Administrator and Accountant provide services to the Trust pursuant to an accounting, administration and transfer agency agreement (the "Citi Agreement") with the Trust. The Administrator administers the Trust's operations with respect to the Fund and other series of the Trust except those that are the responsibility of any other service provider hired by the Trust, all in such manner and to such extent as may be authorized by the Board. The Administrator's responsibilities include, but are not limited to,
(1) overseeing the performance of administrative and professional services rendered to the Trust by others, including its custodian, transfer agent and dividend disbursing agent as well as legal, auditing, shareholder servicing and other services performed for the Fund; (2) preparing for filing and filing certain regulatory filings (i.e. registration statements and semi-annual reports) subject to Trust counsel and/or independent auditor oversight;
(3) overseeing the preparation and filing of the Trust's tax returns and the preparation of financial statements and related reports to the Trust's shareholders, the SEC and state and other securities administrators;
(4) providing the Trust with adequate general office space and facilities and providing persons suitable to the Board to serve as officers of the Trust;
(5) assisting the Trust's investment advisers in monitoring Fund holdings for compliance with prospectus investment restrictions and assisting in preparation of periodic compliance reports; and (6) with the cooperation of the Advisers, the officers of the Trust and other relevant parties, preparing and disseminating materials for meetings of the Board.

As fund accountant, the Accountant provides fund accounting services to the Fund. These services include calculating the NAV of the Fund and preparing the Fund's financial statements and tax returns.

The Citi Agreement with respect to the Fund continues in effect until terminated provided, however, that its continuance shall be specifically approved or ratified with respect to the Fund with such frequency and in such manner as required by applicable law. The Citi Agreement is terminable with or without cause and with respect to the Fund, and without penalty by the Trust or by the Administrator with respect to the Fund on 120 days' written notice to the other party. The Citi Agreement is also terminable for cause by the non-breaching party on at least 60 days' written notice to the other party, provided that such party has not cured the breach within that notice period.

Under the Citi Agreement, Citigroup is not liable to the Trust or the Trust's shareholders for any action or omission ,except for willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Citi Agreement. Under the Citi Agreement, Citi and certain related parties (such as Citi's officers and persons who control Citigroup) are indemnified by the Trust against any and all claims and expenses related to Citigroup's actions or omissions that are consistent with Citigroup's contractual standard of care.

Under the Citi Agreement, in calculating the Fund's NAV, Citigroup is deemed not to have committed an error if the NAV it calculates is within 1/10 of 1% of the actual NAV (after recalculation). The Citi Agreement also provides that Citigroup will not be liable to a shareholder for any loss incurred due to a NAV difference if such difference is less than or equal to 1/2 of 1% or less than or equal to $25.00. In addition, Citigroup is not liable for the errors of others, including the companies that supply security prices to Citigroup and the Fund.

Pursuant to the Citi Agreement, the Fund pays Citigroup a bundled fee for administration, fund accounting and transfer agency services at an annual rate of: 0.12% on the first $150 million in Fund assets, 0.075% on the next $150 million in Fund assets, 0.05% on the next $300 million in Fund assets, 0.03% on the next $400 million in Fund assets and 0.02% on Fund assets exceeding $1 billion. The base fee is subject to an annual minimum of $135,000. The Fund also pays Citigroup certain surcharges and shareholder account fees. The fee is accrued daily by the Fund and is paid monthly based on the average net assets, transactions and positions for the previous month. The Adviser has agreed to pay Citigroup's fees out of its advisory fee.

Table 4 in Appendix B shows the dollar amount of the fees payable to the Administrator, the amount of the fee waived by the Administrator, and the actual fees received by the Administrator. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

Table 5 in Appendix B shows the dollar amount of the fees accrued by the Fund, the amount of the fee waived by the Accountant, and the actual fees received by the Accountant. The data is for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

2. TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to the Citi Agreement, the Transfer Agent maintains an account for each shareholder of record of a Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at 3435 Stelzer Road, Columbus, Ohio 43219 and is registered as a transfer agent with the Office of the Comptroller of the Currency.

3. CUSTODIAN

Citibank, N.A. is the Custodian for the Fund and safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund's domestic and foreign assets. The Custodian is located at 388 Greenwich Street, New York, NY 10013.

4. LEGAL COUNSEL

Kirkpatrick & Lockhart Preston Gates Ellis LLP, 1601 K Street, Washington D.C. 20006, passes upon legal matters in connection with the issuance of shares of the Trust.

5. INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP, 200 Berkeley Street, 14/th/ Floor, Boston,
Massachusetts, 02116-5022, is the Fund's independent registered public accounting firm, providing audit services, tax services and assistance with respect to the preparation of filings with the U.S. Securities and Exchange Commission.

4. PORTFOLIO TRANSACTIONS

A. HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated.

When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

B. COMMISSIONS PAID

Table 6 in Appendix B shows the dollar amount of the aggregate brokerage commissions payable by the Fund to an affiliate of the Fund, Adviser or Distributor; the aggregate amount of actual commissions paid to an affiliate of the Fund, Adviser or Distributor; the percentage of brokerage commissions paid to the affiliate of the Fund, Adviser or Distributor; and the percentage of transactions executed by an affiliate of the Fund, Adviser or Distributor. The data presented are for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

C. ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Adviser places orders for the purchase and sale of securities with broker-dealers selected by and at the discretion of the Adviser. The Fund does not have any obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

The Adviser seeks "best execution" for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Adviser's primary consideration in executing transactions for the Fund is prompt execution of orders in an effective manner and at the most favorable price available.

D. CHOOSING BROKER-DEALERS

The Adviser seeks "best execution" for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker. The Adviser may also utilize a broker and pay a slightly higher commission if, for example, the broker has specific expertise in a particular type of transaction (due to factors such as size or difficulty), or it is efficient in trade execution.

The Adviser may also give consideration to brokerage and research services furnished by brokers to the Adviser and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. Research is designed to augment the Adviser's own internal research and investment strategy capabilities. This research may include reports that are common in the industry such industry research reports and periodicals, quotation systems, software for portfolio management and formal databases. Typically, the research will be used to service all of the Adviser's accounts, although a particular client may not benefit from all the research received on each occasion. The Adviser's fees are not reduced by reason of the Adviser's receipt of research services. Since most of the Advisers brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser follows a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Adviser's clients and the Fund's investors.

Table 7 in Appendix C lists each broker to whom the Fund directed brokerage over the last fiscal year in return for research services, the amount of transactions so directed and the amount of commissions earned by the broker there from.

E. COUNTERPARTY RISK

The Adviser monitors the creditworthiness of counterparties to the Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

F. OTHER ACCOUNTS OF THE ADVISER

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Likewise, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, with required consents, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is in the best interest of the affected accounts and is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

G. PORTFOLIO TURNOVER

The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time, the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all the securities in the Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses.

"Portfolio Turnover Rate" is defined under the rules of the Commission as the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year, including options and futures contracts in which the Fund invests, are excluded from the calculation of portfolio turnover rate.

H. SECURITIES OF REGULAR BROKER-DEALERS

From time to time the Fund may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers are the 10 brokers or dealers that:
(1) received the greatest amount of brokerage commissions during the Fund's last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund's last fiscal year; or
(3) sold the largest amount of the Fund's shares during the Fund's last fiscal year.

Table 8 in Appendix B lists the regular brokers and dealers of the Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year (or shorter period depending on the Fund's commencement of operations).

I. PORTFOLIO HOLDINGS

Portfolio holdings of the Fund are disclosed to the public on a quarterly basis in forms required to be filed with the SEC. Portfolio holdings as of the end of the Fund's annual and semi-annual fiscal periods are reported to the SEC on Form N-CSR within 10 days of the mailing of the annual or semi-annual report. Portfolio holdings as of the end of the first and third fiscal quarters are reported to the SEC on Form N-Q within 60 days of the end of such period. You may request a copy of the Fund's latest semi-annual report to shareholders or a copy of the Fund's latest Form N-Q which contains the Fund's portfolio holdings by contacting the Transfer Agent at the address or phone number listed on the cover of this SAI. You may also obtain a copy of the Fund's latest Form N-Q by accessing the SEC's website at www.sec.gov.

In addition, the Fund's Adviser makes publicly available, on a quarterly basis, information regarding the Fund's top ten holdings (including name and percentage of the Fund's assets invested in each such holding) and the percentage breakdown of the Fund's investments by country, sector and industry, as applicable. This holdings information is made available through the Fund or Adviser's website, marketing communications (including printed advertisements and sales literature), and/or the Fund's Transfer Agent telephone customer service center that supports the Fund. This quarterly holdings information is released within 15 days after the quarter end.

The Fund's nonpublic portfolio holdings information is received by certain service providers in advance of public release in the course of performing or enabling them to perform the contractual or fiduciary duties necessary for the Fund's operation that the Fund has retained them to perform. The Fund's Adviser, who manages the Fund's portfolio, has regular and continuous access to the Fund's portfolio holdings. In addition, the Fund's Adviser, Administrator, Custodian, Distributor and Fund Accountant as well as proxy voting services (ISS), mailing services and financial printers may have access to the Fund's nonpublic portfolio holdings information on an ongoing basis. The Fund's Trustees and officers, and legal counsel to the Fund and to the Independent Trustees, and the Fund's independent registered public accounting firm may receive portfolio holdings information on an as needed basis. Mailing services (ADP) and financial printers (currently RR Donnelley) receive nonpublic portfolio holdings information no sooner than 30 days following the end of a quarter.

From time to time the Adviser also may disclose nonpublic information regarding the Fund's portfolio holdings to certain mutual fund consultants, analysts and rating and ranking entities, or other entities or persons ("Recipients") that have a legitimate business purpose in receiving such information. Any disclosure of information more current than the latest publicly available nonpublic portfolio holdings information will be made only if the Compliance Committee of the Board determines that: (1) the more current information is necessary for a Recipient to complete a specified task; (2) the Fund has a legitimate business purposes for the disclosing the information; and (3) the disclosure is in the best interests of the Fund and its shareholders. Any Recipient receiving such information shall agree in writing to: (1) keep the information confidential; (2) use it only for agreed-upon purposes; and (3) not trade or advise others to trade securities, including shares of the Fund, on the basis of the information. Such confidentiality agreements entered into for the receipt of nonpublic information shall also provide, among other things, that the Recipient: (1) will limit access to the information to its employees and agents who are obligated to keep and treat such information as confidential; (2) will implement or have in place procedures to monitor compliance by its employees with the term of the confidentiality agreement; and
(3) upon request from the Adviser or the Fund, will return or promptly destroy the information. The Compliance Committee shall report to the Board of Trustees at the next regularly scheduled Board meeting the entering into of an agreement with a Recipient for the disclosure of nonpublic portfolio holdings information and shall include in the report the Compliance Committee's reasons for determining to permit such disclosure.

No compensation is received by the Fund, or, to the Fund's knowledge, paid to the Adviser or any other party, by any service provider or any other person in connection with the disclosure of the Fund's portfolio holdings. With respect to the Trustees, its officers, the Adviser, the Administrator and the Distributor, the Board has approved codes of ethics (collectively, "Codes") that are intended to address, among other things, potential conflicts of interest arising from the misuse of information concerning the Fund's portfolio holdings. In addition, a Fund's service providers may be subject to confidentiality provisions contained within their service agreements, codes of ethics, professional codes, or other similar policies that address conflicts of interest arising from the misuse of such information.

The Fund's portfolio holdings disclosure policy is subject to periodic review by the Board of Trustees. In order to help ensure that the Fund's portfolio holdings disclosure policy is in the best interests of Fund shareholders as determined by the Board, the CCO will make an annual report to the Board on such disclosure. In addition, the Board will receive any interim reports that are required by the portfolio disclosure policy or that the CCO may deem appropriate. Any conflict identified by the Fund resulting from the disclosure of nonpublic portfolio holdings information between the interests of shareholders and those of the Adviser, principal underwriter or any affiliate of the Fund, the Adviser or principal underwriter will be reported to the Board for appropriate action.

There is no assurance that the Fund's portfolio holdings disclosure policy will protect the Fund against potential misuse of holdings information by individuals or firms in possession of that information.

5. PURCHASE AND REDEMPTION INFORMATION

A. GENERAL INFORMATION

You may effect purchases or redemptions or request any shareholder privilege in person at the Transfer Agent's offices located at 3435 Stelzer Road, Columbus, Ohio 43219.

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

The Fund accepts orders for the purchase or redemption of shares of each class on any weekday except days when the New York Stock Exchange is closed, but under unusual circumstances, may accept orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.

The shares of the Fund may not be available for sale in the state in which you reside. Please check with your investment professional to determine the Fund's availability.

B. ADDITIONAL PURCHASE INFORMATION

Shares of each class of the Fund are sold on a continuous basis by the Distributor.

The Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. In the Adviser's discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

1. IRAS

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the contribution is received.

2. UGMAS/UTMAS

If the custodian's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the custodian must provide instructions in a matter indicating custodial capacity.

3. PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through Financial Institutions. Certain Financial Institutions may authorize their agents to receive purchase, redemption, or other requests on behalf of the Fund. Your order will be priced at the Fund's NAV next calculated after the Financial Institution receives your order so long as the Financial Institution transmits such order to the Fund consistent with the Fund's prospectus or the Financial Institution's contractual arrangements with the Fund.

The Financial Institutions may accept purchase, redemption, and other requests on behalf of the Fund. Certain Financial Institutions may authorize their agents to receive purchase, redemption, or other requests on behalf of the Fund. Your order will be priced at the Fund's NAV next calculated after the Financial Institution receives your order so long as the Financial Institution transmits such order to the Fund consistent with the Fund's prospectus or the Financial Institution's contractual arrangements with the Fund and/or its agents.

If you purchase shares through a Financial Institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. The Fund is not responsible for the failure of any Financial Institution to carry out its obligations.

Investors purchasing shares of the Fund through a Financial Institution should read any materials and information provided by the Financial Institution to acquaint themselves with its procedures and any fees that the institution may charge.

C. ADDITIONAL REDEMPTION INFORMATION

You may redeem Fund shares at NAV.

The Fund may redeem shares involuntarily to: (1) reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder; or (2) collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.

1. SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Fund.

2. REDEMPTION-IN-KIND

Redemption proceeds normally are paid in cash. If deemed appropriate and advisable by the Adviser, the Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

3. NAV DETERMINATION

In determining the NAV of a Fund class, securities for which market quotations are readily available are valued at current market value using the valuation price provided by an independent pricing service. If no sales price is reported, the mean of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

4. DISTRIBUTIONS

Distributions of net investment income will be reinvested at the NAV of the applicable Fund class (unless you elect to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV of the applicable Fund class (unless you elect to receive distributions in cash) on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

6. TAXATION

The tax information set forth in the Prospectus and the information in this section relates solely to Federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key Federal income tax considerations affecting the Fund and its shareholders and is in addition to the information provided in the Prospectus. No attempt has been made to present a complete explanation of the Federal tax treatment of the Fund or the tax implications to shareholders. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

A. QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Fund intends, for each tax year, to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.

The tax year end of the Fund is March 31 (the same as the Fund's fiscal year end).

1. MEANING OF QUALIFICATION

As a regulated investment company, the Fund will not be subject to Federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. In order to qualify to be taxed as a regulated investment company the Fund must satisfy the following requirements:

   . The Fund must distribute at least 90% of its investment company taxable income each tax year (certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement).

   . The Fund must derive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income (including gains from options and futures contracts) derived from its business of investing in securities.

   . The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash, cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

2. FAILURE TO QUALIFY

If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

B. FUND DISTRIBUTIONS

The Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

A portion of the Fund's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum Federal tax rate of 15% (5% for individuals in lower tax brackets) if paid on or before December 31, 2010. A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met. To the extent the Fund's distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income. The Fund's distributions of dividends that it received from REITs generally do not constitute "qualified dividend income."

The Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in November or December, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares. These distributions do not qualify for the dividends-received deduction.

The Fund may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). All capital loss carryovers are listed in the Fund's financial statements. Any such losses may not be carried back.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce your tax basis in the shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another fund). If you receive distributions in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

You may purchase shares with an NAV at the time of purchase that reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Fund. Distributions of these amounts are taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be paid by the Fund and received by you on December 31 of that calendar year if the distribution is paid by the Fund in January of the following year.

The Fund will send you information annually as to the Federal income tax consequences of distributions made (or deemed made) during the year.

C. CERTAIN TAX RULES APPLICABLE TO THE FUND'S TRANSACTIONS

For Federal income tax purposes, when put and call options purchased by the Fund expire unexercised, the premiums paid by the Fund give rise to short- or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by the Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When the Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund. When the Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by the Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and forward currency contracts are considered "Section 1256 contracts" for Federal income tax purposes. Section 1256 contracts held by the Fund at the end of each tax year are "marked to market" and treated for Federal income tax purposes as though sold for fair market value on the last business day of the tax year. Gains or losses realized by the Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. The Fund can elect to exempt its Section 1256 contracts that are part of a "mixed straddle" (as described below) from the application of Section 1256.

Any option, futures contract or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a "straddle" for Federal income tax purposes. A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a "mixed straddle." In general, straddles are subject to certain rules that may affect the character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that: (1) the loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 contracts be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. Various elections are available to the Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by the Fund if all of the offsetting positions consist of Section 1256 contracts.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward contract denominated in a foreign currency which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain.

If the Fund owns shares in a foreign corporation that constitutes a "passive foreign investment company" (a "PFIC") for Federal income tax purposes and the Fund does not elect to treat the foreign corporation as a "qualified electing fund" within the meaning of the Code, the Fund may be subject to United States Federal income taxation on a portion of any "excess distribution" it receives from the PFIC or any gain it derives from the disposition of such shares, even if such income is distributed as a taxable dividend by the Fund to its shareholders. The Fund may also be subject to additional interest charges in respect of deferred taxes arising from such distributions or gains. Any tax paid by the Fund as a result of its ownership of shares in a PFIC will not give rise to any deduction or credit to the Fund or to any shareholder. A PFIC means any foreign corporation if, for the taxable year involved, either (1) it derives at least 75% of its gross income from "passive income" (including, but not limited to, interest, dividends, royalties, rents and annuities) or (2) on average, at least 50% of the value (or adjusted tax basis, if elected) of the assets held by the corporation produce "passive income." The Fund could elect to "mark-to market" stock in a PFIC. Under such an election, the Fund would include in income each year an amount equal to the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the Fund's adjusted basis in the PFIC stock. The Fund would be allowed a deduction for the excess, if any, of the adjusted basis of the PFIC stock over the fair market value of the PFIC stock as of the close of the taxable year, but only to the extent of any net mark-to-market gains included by the Fund for prior taxable years. The Fund's adjusted basis in the PFIC stock would be adjusted to reflect the amounts included in, or deducted from, income under this election. Amounts included in income pursuant to this election, as well as gain realized on the sale or other disposition of the PFIC stock, would be treated as ordinary income. The deductible portion of any mark-to-market loss, as well as loss realized on the sale or other disposition of the PFIC stock to the extent that such loss does not exceed the net mark-to-market gains previously included by the Fund, would be treated as ordinary loss. The Fund generally would not be subject to the deferred tax and interest charge provisions discussed above with respect to PFIC stock for which a mark-to-market election has been made. If the Fund purchases shares in a PFIC and the Fund does elect to treat the foreign corporation as a "qualified electing fund" under the Code, the Fund may be required to include in its income each year a portion of the ordinary income and net capital gains of the foreign corporation, even if this income is not distributed to the Fund. Any such income would be subject to the 90% distribution requirement described above and calendar year distribution requirement described below.

D. FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 (or December 31, if the Fund so elects) of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

For purposes of calculating the excise tax, the Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

E. SALE, EXCHANGE OR REDEMPTION OF SHARES

In general, you will recognize gain or loss on the sale, exchange or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale, exchange or redemption and your adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) Fund shares within 30 days before or after the sale, exchange or redemption (a so called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased. In general, any gain or loss arising from the sale, exchange or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale, exchange or redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

F. BACKUP WITHHOLDING

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of distributions and the proceeds of redemptions of shares paid to you if you: (1) have failed to provide your correct taxpayer identification number; (2) are otherwise subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) have failed to certify to the Fund that you are not subject to backup withholding or that you are a corporation or other "exempt recipient." Backup withholding is not an additional tax; rather, any amounts so withheld may be credited against your Federal income tax liability or refunded once the required information or certification is provided.

G. FOREIGN SHAREHOLDERS

Taxation of a shareholder who, under the Code, is a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from the Fund is not effectively connected with your U.S. trade or business, distributions of ordinary income (excluding short-term capital gains and portfolio interest income paid during the taxable years of the fund beginning before January 1, 2008) paid to you will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. You generally would be exempt from Federal income tax on gain realized on the sale of shares of the Fund and distributions of net capital gain from the Fund and portfolio interest income paid during the taxable years of the Fund beginning before January 8, 2008. Special rules apply in the case of a shareholder that is a foreign trust or foreign partnership.

If the income from the Fund is effectively connected with your U.S. trade or business, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Fund will be subject to Federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a non-corporate foreign shareholder, the Fund may be required to withhold Federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to an investment in the Fund can differ from the Federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisors as to the consequences of foreign tax rules with respect to an investment in the Fund.

H. STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to an investment in the Fund can differ from the Federal income taxation rules described above. These state and local rules are not discussed herein. You are urged to consult your tax advisor as to the consequences of state and local tax rules with respect to an investment in the Fund.

I. FOREIGN INCOME TAX

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to know the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries cannot be determined. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible and intends to file an election with the Internal Revenue Service to pass through to its shareholders the amount of foreign taxes paid by the Fund. However, there can be no assurance that the Fund will be able to do so. Pursuant to this election, you will be required to (1) include in gross income (in addition to taxable dividends actually received) your pro rata share of foreign taxes paid by the Fund, (2) treat your pro rata share of such foreign taxes as having been paid by you and (3) either deduct such pro rata share of foreign taxes in computing your taxable income or treat such foreign taxes as a credit against Federal income taxes. You may be subject to rules which limit or reduce your ability to fully deduct, or claim a credit for, your pro rata share of the foreign taxes paid by the Fund.

7. OTHER MATTERS

A. THE TRUST AND ITS SHAREHOLDERS

1. GENERAL INFORMATION

Forum Funds was organized as a statutory trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust registered for sale shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:

Absolute Strategies Fund /(1)/           Dover Responsibility Fund /(6)/
Adams Harkness Small Cap Growth Fund     Flag Investors - Equity Opportunity
Austin Global Equity Fund                  Fund /(6)/
Auxier Focus Fund /(2)/                  Flag Investors - Income Opportunity
Brown Advisory Growth Equity Fund /(3)/    Fund /(6)/
Brown Advisory Intermediate Income       Fountainhead Special Value Fund
  Fund /(3)/                             Golden Large Core Value Fund /(7)/
Brown Advisory International Fund /(4)/ Golden Small Core Value Fund /(7)/ Brown Advisory Maryland Bond Fund /(4)/ Jordan Opportunity Fund
Brown Advisory Opportunity Fund /(3)/    Liberty Street Horizon Fund /(1)/
Brown Advisory Real Estate Fund /(4)/    Merk Hard Currency Fund /(7)/
Brown Advisory Small-Cap Growth          Merk Asian Currency Fund /(8)/
  Fund /(5)/                             Payson Total Return Fund
Brown Advisory Small-Cap Value           Polaris Global Value Fund
  Fund /(3)/

Brown Advisory Value Equity Fund /(3)/   Grisanti Brown Value Fund
DF Dent Premier Growth Fund              Winslow Green Growth Fund /(7)/
                                         Winslow Green Solutions Fund /(8)/

/(1)/ The Trust registered for sale shares of beneficial interest in Institutional, A and C classes of this series.

/(2)/ The Trust registered for sale shares of beneficial interest in Investor, A and C classes of this series.

/(3)/ The Trust registered for sale shares of beneficial interest in Institutional and A classes of this series. Currently A shares of Brown Advisory Opportunity Fund are not publicly offered.

/(4)/ The Trust registered for sale shares of beneficial interest in an Institutional class of this series.

/(5)/ The Trust registered for sale shares of beneficial interest in Institutional and A classes of this series. The Fund has ceased the public offering of D Shares. This means that the class is closed to new investors and current shareholders cannot purchase additional shares except through a pre-established reinvestment program.

/(6)/ The Trust registered for sale shares of beneficial interests in A and Institutional classes of these series.

/(7)/ The Trust registered for sale shares of beneficial interests in Institutional and Investor classes of these series.

/(8)/ The Trust registered for sale shares of beneficial interest in an Investor class of this series.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust and each series and class thereof will continue indefinitely until terminated.

2. SERIES AND CLASSES OF THE TRUST

Each series or class of the Trust may have a different expense ratio and its expenses will effect each class' performance. For more information on any other series or class of shares of the Trust, investors may contact the Transfer Agent.

3. SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights. Fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each series or class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares. Each series or class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the series or class and other matters for which separate series or class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain series or classes of the Trust and thus only those such series or classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and non-assessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series') shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

4. TERMINATION OR REORGANIZATION OF TRUST OR ITS SERIES

The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation so long as the surviving entity is an open-end management investment company. Under the Trust Instrument, the Trustees may also, with shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation or cause the Trust to incorporate in the State of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

Under the Trust Instrument, the Trustees may, with shareholder consent, sell or convey the assets of series created on or before May 1, 1999 or reorganize those series into another investment company registered under the 1940 Act. The sale or conveyance of assets of series created after May 1, 1999 or the reorganization of those series into another investment company registered under the 1940 Act may be effected by the Trustees without shareholder consent.

B. FUND OWNERSHIP

As of March 3, 2008, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding shares of beneficial interest of the Fund.

Also as of that date, no shareholders of record owned 5% or more of the shares of the Fund.

From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of March 3, 2008, no shareholder may be deemed to control the Fund. "Control" for this purpose is the ownership of 25% or more of the Fund's outstanding voting securities.

C. LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust's Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations. The Administrator believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D. PROXY VOTING PROCEDURES

A copy of the Trust's and Adviser's proxy voting procedures are included in Appendix C and D. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve-month period ended June 30 (or shorter period depending on the Fund's commencement of operations) is available
(1) without charge, upon request, by contacting the Transfer Agent at
(866) 637-5386 and (2) on the SEC's website at www.sec.gov.

E. CODE OF ETHICS

The Trust, the Adviser and the Distributor have each adopted a code of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate conflicts of interest between the Fund and personnel of the Trust, the Adviser and the Distributor. The codes permit such personnel to invest in securities, including securities that may be purchase or held by the Fund, subject to certain limitations.

F. REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the copy of such contract or other documents filed as exhibits to the registration statement.

G. FINANCIAL STATEMENTS

The financial statements of the Fund will include the schedule of investments, statement of assets and liabilities, statement of operations, statements of changes in net assets, financial highlights, notes and report of independent registered public accounting firm. As of the date hereof, the Fund has not commenced operations.

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

MOODY'S

AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present, which make the long-term risk, appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA Bonds, which are rated Ba, are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE

       Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S & P

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NOTE Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC     An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTE Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

       The "r" symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

FITCH

       INVESTMENT GRADE

AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

       SPECULATIVE GRADE

BB Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC
CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

DDD
DD, D Default. Securities are not meeting current obligations and are extremely speculative. 'DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, 'DD' indicates expected recovery of 50% - 90% of such outstandings, and 'D' the lowest recovery potential, i.e. below 50%.

SHORT TERM RATINGS

MOODY'S

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

        .   Leading market positions in well-established industries.

        .   High rates of return on funds employed.

        . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

        . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

        . Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT     Issuers rated Not Prime do not fall within any of the Prime rating
PRIME   categories.

S&P

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

APPENDIX B - MISCELLANEOUS TABLES

TABLE 1 - INVESTMENT ADVISORY FEES

The following table shows the dollar amount of advisory fees accrued by the Fund, the amount of fee that was waived by the Adviser, if any, and the actual fee received by the Adviser. The Fund has not commenced operations as of the date of this Statement of Additional Information ("SAI").

                                 ADVISORY FEES   ADVISORY FEES   ADVISORY FEES
MERK ASIANCURRENCY FUND             ACCRUED         WAIVED         RETAINED
-----------------------         --------------- --------------- ---------------
                                      $               $               $

TABLE 2 - DISTRIBUTION FEES

The following table shows the dollar amount of fees payable by the Fund, pursuant to the 12b-1 Distribution Plan, the amount of fee that was waived by the Distributor or its agents, if any, and the actual fees received by the Distributor or its agents. The Fund has not commenced operations as of the date of this SAI.

MERK ASIANCURRENCY FUND          FEES ACCRUED     FEES WAIVED    FEES RETAINED
-----------------------         --------------- --------------- ---------------
                                      $                               $

TABLE 3 - COMPLIANCE FEES

The following table shows the dollar amount of fees accrued by the Fund, the amount of the fee that was waived by FCS or the Distributor, as appropriate, if any, and the actual fee received by FCS or its affiliates, as appropriate. The Fund has not commenced operations as of the date of this SAI.

                                COMPLIANCE FEES COMPLIANCE FEES COMPLIANCE FEES
MERK ASIAN CURRENCY FUND            ACCRUED         WAIVED         RETAINED
------------------------        --------------- --------------- ---------------
                                      $               $               $

TABLE 4 - ADMINISTRATION FEES

The following table shows the dollar amount of administration fees paid to the Administrator, the amount of fees that was waived by the Administrator, if any, and the actual fees received by the Administrator. The Fund has not commenced operations as of the date of this SAI.

                                ADMINISTRATION  ADMINISTRATION  ADMINISTRATION
MERK ASIAN CURRENCY FUND         FEES ACCRUED     FEES WAIVED    FEES RETAINED
------------------------        --------------- --------------- ---------------
                                      $               $               $

TABLE 5 - ACCOUNTING FEES

The following table shows the dollar amount of accounting fees paid to the Accountant, the amount of fees that was waived by the Accountant, if any, and the actual fees received by the Accountant. The Fund has not commenced operations as of the date of this SAI.

TABLE 6 - COMMISSIONS

The following table shows the aggregate brokerage commissions paid by the Fund. The Fund has not commenced operations as of the date of this SAI.

                                   TOTAL             % OF
                                 BROKERAGE        BROKERAGE          % OF
                                COMMISSIONS      COMMISSIONS     TRANSACTIONS
                               ($) PAID TO AN     PAID TO AN      EXECUTED BY
                     TOTAL    AFFILIATE OF THE AFFILIATE OF THE AN AFFILIATE OF
                   BROKERAGE       FUND,            FUND,          THE FUND,
                  COMMISSIONS    ADVISER OR       ADVISER OR      ADVISER OR
                      ($)       DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
                  ----------- ---------------- ---------------- ---------------

TABLE 7 - DIRECTED BROKERAGE

The following table lists each broker to whom the Fund directed brokerage in return for research services, the amount of transactions so directed and the amount of commissions generated there from. The Fund has not commenced operations as of the date of this SAI.

                                                                AMOUNT OF
                                                               COMMISSIONS
                       BROKER           AMOUNT DIRECTED         GENERATED
                 -------------------  -------------------  -------------------
                         N/A                  N/A                  N/A

TABLE 8 - SECURITIES OF REGULAR BROKERS OR DEALERS

The following table lists the regular brokers and dealers of the Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year The Fund has not commenced operations as of the date of this SAI.

              REGULAR BROKER DEALER            VALUE HELD
              ---------------------     ------------------------
              N/A                                 N/A

TABLE 9 - 5% SHAREHOLDERS

The following table lists (1) the persons who owned of record 5% or more of the outstanding Fund shares of the Fund; and (2) any person known by the Fund to own beneficially 5% or more of a class of shares of the Fund shares, as of March 3, 2008:

    NAME AND ADDRESS                                       SHARES % OF FUND
    ----------------                                       ------ ---------
    The Fund has not commenced operations as of the date
      of this SAI.........................................

APPENDIX C - PROXY VOTING PROCEDURES

                                  FORUM FUNDS

                POLICIES AND PROCEDURES FOR SHAREHOLDER VOTING

                                 JULY 31, 2003
                         AS AMENDED SEPTEMBER 14, 2004

   SECTION 1. PURPOSE

   Shareholders of the various series of Forum Funds and Monarch Funds (collectively, the "Trust") expect the Trust to vote proxies received from issuers whose voting securities are held by a series of the Trust (each a "Fund"). The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust's and its shareholders' investments.

   This document describes the Policies and Procedures for Voting Proxies ("Policies") received from issuers whose voting securities are held by each Fund.

   SECTION 2. RESPONSIBILITIES

   (A) ADVISER. Pursuant to the investment advisory agreements between the Trust and the investment advisers providing advisory services to the Funds, the Trust has delegated the authority to vote proxies received by the Fund regarding securities contained in its portfolio to its investment adviser (each an "Adviser"). These Policies are to be implemented by each Adviser of each Fund for which it provides advisory services. To the extent that these Policies do not cover potential voting issues with respect to proxies received by the Fund, the Adviser shall act on behalf of the applicable Fund to promote the Fund's investment objectives, subject to the provisions of these Policies.

   The Adviser shall periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the adviser with respect to voting proxies on behalf of the Funds, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the adviser's business, and (ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

   The Adviser shall be responsible for coordinating the delivery of proxies by the fund's custodian to the adviser or to an agent of the adviser selected by the adviser to vote proxies with respect to which the Adviser has such discretion (a "proxy voting service").

   (B) PROXY MANAGER. The Trust will appoint a proxy manager (the "Proxy Manager"), who shall be an officer of the Trust. The Proxy Manager shall oversee compliance by each Adviser and the Trust's other service providers with these policies. The Proxy Manager will, from to time, periodically review the policies and industry trends in comparable proxy voting policies and procedures. The Proxy Manager may recommend to the Board, as appropriate, revisions to update these policies.

   SECTION 3. SCOPE

   These Policies summarize the Trust's positions on various issues of concern to investors in issuers of publicly traded voting securities, and give guidance about how each Adviser should vote the Fund's shares on each issue raised in a proxy statement. These Policies are designed to reflect the types of issues that are typically presented in proxy statements for issuers in which the Fund may invest; they are not meant to cover every possible proxy voting issue that might arise. Accordingly, the specific policies and procedures listed below are not exhaustive and do not address all potential voting issues or the intricacies that may surround specific issues in all cases. For that reason, there may be instances in which votes may vary from these Policies.

   SECTION 4. POLICIES AND PROCEDURES FOR VOTING PROXIES

   (A) GENERAL

       (1) USE OF ADVISER PROXY VOTING GUIDELINES OR PROXY VOTING SERVICE. If
       (A) the Adviser has proprietary proxy voting guidelines that it uses for its clients or the Adviser uses a Proxy Voting Service and the Proxy Voting Service has published guidelines for proxy voting; (B) the Trust's Board of Trustees (the "Board") has been notified that the Adviser intends to use such Adviser or Proxy Voting Service proxy voting guidelines to vote an applicable Fund's proxies and has approved such guidelines; and (C) the Adviser's or Proxy Voting Service's Guidelines are filed as an exhibit to the applicable Fund's Registration Statement (each considered "Adviser Guidelines"), then the Adviser may vote, or may delegate to the Proxy Voting Service the responsibility to vote, the Fund's proxies consistent with such Adviser Guidelines.

       (2) INDEPENDENCE. The Adviser will obtain an annual certification from the Proxy Voting Service that it is independent from the Adviser. The Adviser shall also ensure that the Proxy Voting Service does not have a conflict of interest with respect to any vote cast for the Adviser on behalf of the Fund.

       (3) ABSENCE OF PROXY VOTING SERVICE GUIDELINES. In the absence of Adviser Guidelines, the Adviser shall vote the Fund's proxies consistent with Sections B and C below.

   (B) ROUTINE MATTERS

   As the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer's management on any issue will be given substantial weight. The position of the issuer's management will not be supported in any situation where it is determined not to be in the best interests of the Fund's shareholders.

       (1) Election of Directors. Proxies should be voted for a management-proposed slate of directors unless there is a contested election of directors or there are other compelling corporate governance reasons for withholding votes for such directors. Management proposals to limit director liability consistent with state laws and director indemnification provisions should be supported because it is important for companies to be able to attract qualified candidates.

       (2) Appointment of Auditors. Management recommendations will generally be supported.

       (3) Changes in State of Incorporation or Capital Structure. Management recommendations about reincorporation should be supported unless the new jurisdiction in which the issuer is reincorporating has laws that would materially dilute the rights of shareholders of the issuer. Proposals to increase authorized common stock should be examined on a case-by-case basis. If the new shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of outstanding shares upon issuance, then such proposals should be evaluated to determine whether they are in the best interest of the Fund's shareholders.

   (C) NON-ROUTINE MATTERS

       (1) Corporate Restructurings, Mergers and Acquisitions. These proposals should be examined on a case-by-case basis.

       (2) Proposals Affecting Shareholder Rights. Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally should not be supported.

       (3) Anti-takeover Issues. Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis taking into account the rights of shareholders and the potential effect on the value of the company.

       (4) Executive Compensation. Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans, should be examined on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned.

       (5) Social and Political Issues. These types of proposals should generally not be supported if they are not supported by management unless they would have a readily-determinable, positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer.

   (D) CONFLICTS OF INTEREST

   Each Adviser is responsible for maintaining procedures to identify conflicts of interest. The Trust recognizes that under certain circumstances an Adviser may have a conflict of interest in voting proxies on behalf of a Fund advised by the Adviser. A "conflict of interest" includes, for example, any circumstance when the Fund, the Adviser, the principal underwriter, or one or more of their affiliates (including officers, directors and employees) knowingly does business with, receives compensation from, or sits on the Board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of fund shareholders in how proxies of that issuer are voted.

   If the Adviser determines that it, or a Proxy Voting Service, has a conflict of interest with respect to voting proxies on behalf of a Fund, then the Adviser shall contact the Chairman of the Board. In the event that the Chairman determines that he has a conflict of interest, the Chairman shall submit the matter for determination to another member of the Board who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended. In making a determination, the Chairman will consider the best interests of Fund shareholders and may consider the recommendations of the Adviser or independent third parties that evaluate proxy proposals. The Adviser will vote the proposal according the determination and maintain records relating to this process.

   (E) ABSTENTION

   The Trust may abstain from voting proxies in certain circumstances. The Adviser or the Proxy Manager may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the Fund's shareholders, such as when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to the Fund to effect a vote would be uneconomic relative to the value of the Fund's investment in the issuer.

APPENDIX D - ADVISER PROXY VOTING PROCEDURES

                             MERK INVESTMENTS, LLC
                     PROXY VOTING PROCEDURES AND POLICIES
                      REGARDING MERK ASIAN CURRENCY FUND

I.    GENERAL STATEMENT

Merk Investments, LLC (the "Adviser") has discretion to vote the proxies received by Merk Asian Currency Fund (the "Fund"), a series of Forum Funds (the "Trust"), a registered investment company. Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. The Adviser will vote those proxies in the best interest of the Fund's shareholders and in accordance with these procedures and policies.

II.   POLICIES AND PROCEDURES FOR VOTING PROXIES

In its role as investment adviser to the Fund, Adviser has adopted those proxy voting policies adopted by the Trust, which are attached hereto. To the extent that the Trust's policies do not cover potential voting issues with respect to proxies received by the Fund, the Fund has delegated to the Adviser the authority to act on its behalf to promote the Fund's investment objectives, subject to the provisions of the Trust's policies regarding resolution of a conflict of interest with respect to the Adviser.

The Adviser recognizes that under certain circumstances it may have a conflict of interest in voting proxies on behalf of the Fund. A "conflict of interest," means any circumstance when the Adviser (including officers, directors, agents and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of fund shareholders in how proxies of that issuer are voted. The Adviser has adopted the Trust's procedures as they relate to the resolution of conflicts of interest with respect to voting Fund shares.

III.  RECORDKEEPING

The Portfolio Manager or their staff will maintain files relating to the Adviser's proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Adviser. Records of the following will be included in the files:

   A. Copies of the proxy voting procedures and policies, and any amendments thereto.

   B. A copy of each proxy statement that the Adviser receives, provided however that the Adviser may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available.

   C. A record of each vote that the Adviser casts.

   D. A copy of any document the Adviser created that was material to making a decision how to vote proxies, or that memorializes that decision, including the resolution of any conflict.

   E. A copy of each written client request for information on how the Adviser voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how the Adviser voted its proxies.

IV.   DISCLOSURE

   A. The Adviser will disclose in its Form ADV Part II that its clients may contact the Transfer Agent, by toll-free telephone number in order to obtain information on how the Adviser voted such client's proxies, and to request a copy of these procedures and policies. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about,
(1) the name of the issuer, (2) the proposal voted upon and (3) how the Adviser voted the client's proxy.

   B. A concise summary of these Proxy Voting Procedures and Policies will be included in the Adviser's Form ADV Part II, and will be updated whenever these procedures and policies are amended. The Adviser will arrange for the Form ADV to be updated and for these policies and procedures to be made available upon request.

                                     PART C
                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a) Trust Instrument of Registrant as amended and restated on August 14, 2000 (Exhibit incorporated by reference as filed as Exhibit (a) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

(b) By-Laws of Registrant (Exhibit incorporated by reference as filed as Exhibit (b) in post-effective amendment No. 187 via EDGAR on December 28, 2005, accession number 0001275125-05-000626).

(c) See Sections 2.04 and 2.07 of the Trust Instrument as filed as Exhibit (a).

(d)(1) Investment Advisory Agreement between Registrant and H.M. Payson & Co. (Exhibit incorporated by reference as filed as Exhibit (5)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

   (2) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (5)(d) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

   (3) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (5)(h) in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339).

   (4) Investment Advisory Agreement between Registrant and Winslow Management Company, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

   (5) Investment Advisory Agreement between Registrant and D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit
          (d)(11) in post-effective amendment No. 99 via EDGAR on July 31, 2001, accession number 0001004402-01-500152).

   (6) Management Agreement between Registrant and King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(13) in post-effective amendment No. 104 via EDGAR on October 30, 2001, accession number 0001004402-01-500264).

   (7) Investment Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Philadelphia International Advisors, LP (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 125 via EDGAR on January 27, 2003, accession number 0001004402-03-000044).

   (8) Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Cardinal Capital Management, L.L.C. (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment
          No. 137 via EDGAR on October 30, 2003, accession number
          0001004402-03-000559).

   (9) Investment Advisory Agreement between Registrant and AH Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 188 via EDGAR on February 24, 2006, accession number 0001275125-06-000062).

   (10) Management Agreement between Registrant and Auxier Asset Management (Exhibit incorporated by reference as filed as Exhibit (d) (19) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478).

   (11) Investment Advisory Agreement between Registrant and Windowpane Advisors LLC (Exhibit incorporated by reference as filed as Exhibit
          (d) (20) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478).

   (12) Sub-Advisory Agreement between Windowpane Advisors LLC and Hellman, Jordan Management Co., Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(21) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

   (13) Investment Advisory Agreement between Registrant and Absolute Investment Advisers, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(21) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

   (14) Sub-Advisory Agreements between Absolute Investment Advisers, LLC and certain sub-advisers to Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit (d)(22) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number
          0001275125-05-000241).

   (15) Investment Advisory Agreement between Registrant and Merk Investments, LLC (Exhibit incorporated by reference as filed as Exhibit (d) (25) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478).

   (16) Investment Advisory Agreement between Registrant and Dover Corporate Responsibility Management LLC (Exhibit incorporated by reference as filed as Exhibit (d) (16) in post-effective amendment No. 219 via EDGAR on October 11, 2007, accession number 0001193125-07-216958).

   (17) Investment Advisory Agreement between Registrant and Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit
          (d)(24) in post-effective amendment No. 193 via EDGAR on April 28, 2006, accession number 0001193125-06-093182.

   (18) Investment Advisory Agreement between Registrant and Spears, Grisanti & Brown, LLC (Exhibit incorporated by reference as filed as Exhibit
          (d)(26) in post-effective amendment No. 187 via EDGAR on December 28, 2005, accession number 0001275125-05-000626).

   (19) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory Funds (Exhibit incorporated by reference as filed as Exhibit (d)(21) in post-effective amendment No. 198 via EDGAR on November 28, 2006, accession number 0001193125-06-243002).

   (20) Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Walter Scott & Partners Limited regarding Brown Advisory International Fund (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment No. 197 via EDGAR on October 30, 2006 accession number 0001193125-06-218204).

   (21) Investment Advisory Agreement between Registrant and Alex. Brown Investment Management regarding Flag Investors - Equity Opportunity Fund and Flag Investors - Income Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (d)(23) in post-effective amendment No. 198 via EDGAR on November 28, 2006, accession number 0001193125-06-243002).

   (22) Sub-Advisory Agreement between Absolute Investment Advisers, LLC and Mohican Financial Management, LLC, regarding Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit (d)(24) in post-effective amendment No. 217 via EDGAR on September 28, 2007, accession number 0001193125-07-210050).

   (23) Investment Advisory Agreement between Registrant and Liberty Street Advisors, LLC regarding Liberty Street Horizon Fund (Exhibit incorporated by reference as Exhibit (d)(25) in post effective amendment No. 210 via EDGAR on May 30, 2007, accession number 0000898432-07-000571).

   (24) Form of Sub-Advisory Agreement between Liberty Street Advisors, LLC and Horizon Asset Management, Inc. regarding Liberty Street Horizon Fund is filed as Exhibit (d)(27)in post-effective amendment No. 209 via EDGAR on April 30, 2007, accession number 0001193125-07-096322.

   (25) Sub-Advisory Agreement between Absolute Investment Adviser, LLC and Kovitz Investment Group, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment No. 203 via EDGAR on February 28, 2007, accession number 0001193125-07-042714).

   (26) Sub-Advisory Agreement between Absolute Investment Advisers, LLC and GMB Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(26) in post-effective amendment No. 220 via EDGAR on October 31, 2007, accession number 0001193125-07-231202).


   (27) Form of Amendment to the Advisory Agreement between Registrant and Merk Investments, LLC is filed herewith.

(e)(1) Form of Selected Dealer Agreement between Foreside Fund Services, LLC and securities brokers (Exhibit incorporated by reference as filed as Exhibit incorporated by reference as filed as Exhibit (e)(1) in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-000540).

   (2) Distribution Agreement between Registrant and Foreside Fund Services, LLC dated November 24, 2003 as amended and restated October 1, 2004 and August 8, 2005 (Exhibit (e)(2)) in post-effective amendment No. 195 via EDGAR on September 15, 2006 accession number
          0001275125-06-000394.)

(f)       None.

(g)(1) Custodian Agreement between Registrant and Brown Investment Advisory & Trust Company relating to Brown Advisory Funds (Exhibit incorporated by reference as filed as Exhibit (g)(3) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number
          0001004402-03-000431).

   (2) Global Custodial Services Agreement between Forum Funds and Citibank, N.A (Exhibit incorporated by reference as filed as Exhibit (g)(4) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

(h)(1) Accounting, Administration and Transfer Agency Services Agreement between Registrant and Citibank, N.A. dated April 20, 2007 (Exhibit incorporated by reference as filed as Exhibit (h)(1) in post-effective amendment No. 220 Via EDGAR on October 31, 2007, accession number 0001193125-07-231202).

   (2)(2) Shareholder Service Plan of Registrant dated March 18, 1998 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (Exhibit incorporated by reference as filed as Exhibit (9)(d) in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

   (3) Shareholder Service Plan of Registrant dated March 29, 2001, relating to Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(12) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

   (4) Shareholder Service Plan of Registrant dated November 24, 2003 relating to Adams Harkness Small Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(9) in post-effective amendment No. 142 via EDGAR on February 26, 2004, accession number 0001275125-04-000027).

   (5) Shareholder Service Plan of Registrant dated September 14, 2004 relating to Jordan Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (h) (10) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

   (6) Shareholder Service Plan of Registrant dated September 22, 2004 relating to Brown Advisory Funds (Exhibit incorporated by reference as filed as Exhibit (h)(11) in post-effective amendment No. 187 via EDGAR on December 28, 2005, accession number 0001275125-05-000626).

   (7) Contractual Fee Waiver Agreement between Registrant and King Investment Advisors, Inc. regarding Fountainhead Special Value Fund dated February 28, 2007 is filed as Exhibit (h)((8) in post-effective amendment No. 209 via EDGAR on April 30, 2007, accession number 0001193125-07-096322.

   (8) Contractual Fee Waiver Agreement between Registrant and Winslow Management Company, LLC (Exhibit incorporated by reference as filed as Exhibit (h)(9) in post-effective amendment No. 209 via EDGAR on April 30, 2007, accession number 0001193125-07-096322).

   (9) Contractual Fee Waiver Agreement between Registrant and D.F. Dent and Company, Inc. regarding DF Dent Premier Growth Fund (Exhibit incorporated by reference as Exhibit (h)(10) in post-effective amendment No 211 via EDGAR on July 16, 2007, accession number 0001193125-07-155675).

   (10) Contractual Fee Waiver Agreement between Registrant and AH Lisanti Capital Growth, LLC regarding Adams Harkness Small Cap Growth Fund (Exhibit incorporated by reference as Exhibit (h)(11) in post effective amendment No. 210 via EDGAR on May 30, 2007, accession number 0000898432-07-000571).

   (11) Contractual Fee Waiver Agreement between Registrant and Auxier Asset Management LLC regarding Auxier Focus Fund dated October 5, 2007 (Exhibit incorporated by reference as filed as Exhibit (h)(11) in post-effective amendment No. 220 Via EDGAR on October 31, 2007, accession number 0001193125-07-231202).

   (12) Contractual Fee Waiver Agreement between Registrant and Absolute Investment Advisers, LLC regarding Absolute Strategies Fund (Exhibit incorporated by reference as Exhibit (h)(13) in post-effective amendment 212 via EDGAR on July 30, 2007, accession number 0001193125-07-165539).

   (13) Contractual Fee Waiver Agreement between Registrant and Dover Corporate Responsibility Management LLC regarding Dover Responsibility Fund dated March 1, 2007 (Exhibit incorporated by reference as filed as Exhibit (h)(16) in post-effective amendment No. 203 via EDGAR on February 28, 2007, accession number 0001193125-07-042714).

   (14) Form of Contractual Fee Waiver Agreement between Registrant and Alex. Brown Investment Management regarding Flag Investors Equity Opportunity Fund and Flag Investors Income Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (h)(21) in post-effective amendment No. 195 via EDGAR on September 15, 2006 accession number 0001275125-06-000394.)

   (15) Compliance Services Agreement between Registrant and Foreside Compliance Services, LLC dated October 1, 2004 as amended and restated June 1, 2005 and August 8, 2006 (Exhibit (h)(22) in post-effective amendment No. 195 via EDGAR on September 15, 2006 accession number 0001275125-06-000394.)

   (16) Contractual Fee Waiver Agreement between Registrant and Liberty Street Advisors, Inc. regarding Liberty Street Horizon Fund (Exhibit incorporated by reference as Exhibit (h)(18) in post effective amendment No. 210 via EDGAR on May 30, 2007, accession number 0000898432-07-000571).

   (17) Contractual Fee Waiver Agreement between Austin Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (h) (19) in post-effective amendment No 211 via EDGAR on July 16, 2007, accession number 0001193125-07-155675).

   (18) Contractual Fee Waiver Agreement between Registrant and Merk Investments, LLC regarding Merk Hard Currency Fund (Exhibit incorporated by reference as Exhibit (h)(20) in post-effective amendment number 212 via EDGAR on July 30, 2007, accession number 0001193125-07-165539)

   (19) Contractual Fee Waiver Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory Growth Equity Fund A Shares; Brown Advisory Value Equity Fund A Shares; Brown Advisory Small-Cap Value Fund A Shares; Brown Advisory Small-Cap Growth Fund A Shares; Brown Advisory Opportunity Fund Institutional and A Shares; Brown Advisory Real Estate Fund Institutional Shares; and Brown Advisory Maryland Bond Fund (Exhibit incorporated by reference as Exhibit (h)(21) in post-effective amendment No. 217 via Edgar on September 28, 2007, accession number 0001193125-07-210050).

   (20) Letter of Agreement between Registrant and RDK Strategies, LLC regarding Brown Advisory International Fund (Exhibit incorporated by reference as Exhibit(h)(22) in post-effective amendment No. 217 via Edgar on September 28, 2007 accession number 0001193125-07-210050).

   (21) Contractual fee waiver Agreement between Registrant and Dover Corporate Responsibility Management, LLC regarding Dover Long/Short Sector Fund (Exhibit incorporated by reference as Exhibit (h)(21) in post-effective amendment No. 219 via EDGAR on October 11, 2007, accession number 0001193125-07-216958).


(i)       None.

(j)       None.


(k)       None.

(l) Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (Exhibit incorporated by reference as filed as Exhibit (13) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

(m)(1) Rule 12b-1 Plan adopted by Forum Funds for Absolute Strategies Fund, Auxier Focus Fund, Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Opportunity Fund, Brown Advisory Intermediate Income Fund, Dover Long/Short Sector Fund,
          Dover Responsibility Fund, Golden Large Cap Core Fund, Golden Small Cap Core Fund, Merk Hard Currency Fund, SteepleView Fund, Flag Investors - Equity Opportunity Fund and Flag Investors - Income Opportunity Fund, Liberty Street Horizon Fund (Exhibit incorporated by reference as Exhibit (m)(1) in post-effective amendment No. 219 via EDGAR on October 11, 2007, accession number 0001193125-07-216958).

(n)(1) Rule 18f-3 Plan dated August 1, 2002 (as amended February 13, 2006) adopted by Registrant for Brown Advisory Small-Cap Growth Fund, Brown Advisory Intermediate Income Fund, Brown Advisory Value Equity Fund, Brown Advisory Growth Equity Fund, Brown Advisory International Fund, Brown Advisory Maryland Bond Fund, Brown Advisory Real Estate Fund, Brown Advisory Opportunity Fund and Brown Advisory Small-Cap Value Fund (Exhibit incorporated by reference as filed as Exhibit (n)(2) in post-effective amendment No. 188 via EDGAR on February 24, 2006, accession number 0001275125-06-000062).

   (2) Rule 18f-3 Plan dated September 14, 2004 adopted by Registrant for Auxier Focus Fund (Investor, A and C Shares) (Exhibit incorporated by reference as filed as Exhibit n(3) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number
          0001275125-04-000313).

   (3) Rule 18f-3 Plan adopted by Registrant for Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit (n)(5) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

   (4) Rule 18f-3 Plan adopted by Registrant for Merk Hard Currency Fund (Exhibit incorporated by reference as filed as Exhibit (n)(6) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

   (5) Rule 18f-3 Plan adopted by Registrant for Dover Responsibility Fund (Exhibit incorporated by reference as filed as Exhibit (n)(7) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

   (6) Rule 18f-3 Plan adopted by Registrant for Golden Large Core Value Fund and Golden Small Core Value Fund (Exhibit incorporated by reference as filed as Exhibit (n)(8) in post-effective amendment No. 179 via EDGAR on August 12, 2005, accession number 0001275125-05-000389).

   (7) Rule 18f-3 Plan adopted by Registrant for Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit (n)(8) in post-effective amendment No. 193 via EDGAR on April 28, 2006, accession number 0001193125-06-093182).

   (8) Rule 18f-3 Plan adopted by Registrant for Flag Investors - Equity Opportunity Fund and Flag Investors - Income Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (n)(8) in post-effective amendment No. 198 via EDGAR on November 28, 2006, accession number 0001193125-06-243002).

   (9) Rule 18f-3 Plan adopted by Registrant for Liberty Street Horizon Fund to be filed by further amendment.

  (10) Rule 18f-3 Plan adopted by Registrant for Dover Long/Short Sector Fund (Exhibit incorporated by reference as filed as Exhibit (n)(10) in post-effective amendment No. 219 via EDGAR on October 11, 2007, accession number 0001193125-07-216958).


  (11) Form of Rule 18f-3 Plan adopted by Registrant for Grisanti Brown Value Fund (Exhibit incorporated by reference as filed as Exhibit (n)(11) in post-effective amendment No. 224 (40 Act) on December 28, 2007, accession number 0001193125-07-273028).


(p)(1) Code of Ethics adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (p)(1) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number
          0001275125-05-000362).

   (2) Code of Ethics adopted by Brown Investment Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(2) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

   (3) Code of Ethics adopted by H.M. Payson & Co (Exhibit incorporated by reference as filed as Exhibit (p)(3) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number
          0001004402-00-000327).

   (4) Code of Ethics adopted by Austin Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(4) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

   (5) Code of Ethics adopted by Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(6) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

   (6) Code of Ethics adopted by Winslow Management Company, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(9) in post-effective amendment No. 187 via EDGAR on December 28, 2005, accession number 0001275125-05-000626).

   (7) Code of Ethics adopted by D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 98 via EDGAR on June 28, 2001, accession number 0001004402-01-500127).

   (8) Code of Ethics adopted by King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post effective amendment No.166 via EDGAR on February 28, 2005, accession number 0001275125-05-000122).

   (9) Code of Ethics adopted by Philadelphia International Advisors, LP (Exhibit incorporated by reference as filed as Exhibit (p)(12) in post-effective amendment No. 191 via EDGAR on April 25, 2006, accession number 0001193125-06-088043)

   (10) Code of Ethics adopted by Cardinal Capital Management, L.L.C. (Exhibit incorporated by reference as filed as Exhibit (p)(13) in post-effective amendment No. 191 via EDGAR on April 25, 2006, accession number 0001193125-06-088043)

   (11) Code of Ethics adopted by AH Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 197 via EDGAR on October 30, 2006 accession number 0001193125-06-218204).

   (12) Code of Ethics adopted by Citigroup Global Transaction Services, Fund Services (Exhibit incorporated by reference as filed as Exhibit (p)
          (1) in post-effective amendment No. 147 via EDGAR on July 30, 2004, accession number 0001275125-04-000225).

   (13) Code of Ethics adopted by Walter Scott & Partners Limited (Exhibit incorporated by reference as filed as Exhibit (p)(16) in post-effective amendment No. 191 via EDGAR on April 25, 2006, accession number 0001193125-06-088043)

   (14) Code of Ethics adopted by Auxier Asset Management LLC (Exhibit incorporated by reference as filed as Exhibit (p)(17) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

   (15) Code of Ethics adopted by Windowpane Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(18) in post-effective amendment No. 162 via EDGAR on February 23, 2005, accession number 0001275125-05-00085).

   (16) Code of Ethics adopted by Hellman, Jordan Management Co., Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(19) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

   (17) Code of Ethics adopted by Forum Investment Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(21) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

   (18) Code of Ethics adopted by Absolute Investment Advisers, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(23) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

   (19) Code of Ethics adopted by Aronson+Johnson+Ortiz, LP (Exhibit incorporated by reference as filed as Exhibit (p)(24) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

   (20) Code of Ethics adopted by Bernzott Capital Advisors (Exhibit incorporated by reference as filed as Exhibit (p)(25) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

   (21) Code of Ethics adopted by Contravisory Research & Management Corp. (Exhibit incorporated by reference as filed as Exhibit (p)(26) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

   (22) Code of Ethics adopted by Horizon Asset Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(28) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

   (23) Code of Ethics adopted by Kinetics Asset Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(29) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

   (24) Code of Ethics adopted by Loomis, Sayles & Company, L.P. (Exhibit incorporated by reference as filed as Exhibit (p)(30) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

   (25) Code of Ethics adopted by Metropolitan West Asset Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(31) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

   (26) Code of Ethics adopted by SSI Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(34) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

   (27) Code of Ethics adopted by TWIN Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(36) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

   (28) Code of Ethics adopted by Yacktman Asset Management Co. (Exhibit incorporated by reference as filed as Exhibit (p)(37) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

   (29) Code of Ethics adopted by Merk Investments, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(38) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number
          0001275125-05-000215).

   (30) Code of Ethics adopted by Dover Corporate Responsibility Management LLC (Exhibit incorporated by reference as filed as Exhibit (p)(39) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

   (31) Code of Ethics adopted by Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(38) in post-effective amendment No. 191 via EDGAR on April 25, 2006, accession number 0001193125-06-088043)

   (32) Code of Ethics adopted by Spears, Grisanti & Brown, LLC (Exhibit incorporated by reference as filed as Exhibit (p) (41) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478).

   (33) Code of Ethics adopted by Alex. Brown Investment Management (Exhibit incorporated by reference as Exhibit (p)(34) in post effective amendment No. 210 via EDGAR on May 30, 2007, accession number 0000898432-07-000571).

   (34) Code of Ethics adopted by Foreside Fund Services (Exhibit incorporated by reference as filed as Exhibit (p)(42) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number
          0001275125-05-000327).

   (35) Code of Ethics of Mohican Financial Management, LLC is filed as Exhiibit (p)(36) in post-effective amendment No. 209 via EDGAR on April 30, 2007, accession number 0001193125-07-096322.

   (36)   Code of Ethics of Liberty Street Advisors, LLC is filed as Exhibit
          (p)(37) in post-effective amendment No. 209 via EDGAR on April 30, 2007, accession number 000-1193125-07-096322.

   (37) Code of Ethics adopted by Kovitz Financial Group, LLC (Exhibit incorporated by reference as Exhibit (p)(38) in post effective amendment No. 210 via EDGAR on May 30, 2007, accession number 0000898432-07-000571).

   (38) Code of Ethics adopted by GMB Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(38) in post-effective amendment No. 220 via EDGAR on October 31, 2007, accession number 0001193125-07-231202).

Other Exhibits:

(A) Powers of Attorney for John Y. Keffer, James C. Cheng, Costas Azariadis and
    J. Michael Parish, Trustees of Registrant (Exhibits incorporated by reference as other Exhibits (A) in post-effective amendment No. 219 via EDGAR on October 11, 2007, accession number 0001193125-07-216958).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

    None

ITEM 25. INDEMNIFICATION

    In accordance with Section 3803 of the Delaware Business Trust Act, Section
    10.02 of Registrant's Trust Instrument provides as follows:

    "10.02. INDEMNIFICATION

    (a) Subject to the exceptions and limitations contained in Section (b) below:

       (i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof);

       (ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

    (b) No indemnification shall be provided hereunder to a Covered Person:

       (i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

       (ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

           (A) By the court or other body approving the settlement;

           (B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry);

           (C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

    (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

    (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

    (e) Conditional advancing of indemnification monies under this Section 5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

    (f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former

    Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

    With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Austin Investment Management, Inc.; Auxier Asset Management, LLC, H.M. Payson & Co.; and King Investment Advisors, Inc. include language similar to the following:

    "SECTION 4. STANDARD OF CARE. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

    With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Alex. Brown Investment Management; Absolute Investment Advisers, LLC; AH Lisanti Capital Growth, LLC; Brown Investment Advisory Incorporated; D.F. Dent and Company, Inc.; Golden Capital Management, LLC; Mastrapasqua & Associates; Merk Investments, LLC; Polaris Capital Management, Inc.; Spears, Grisanti & Brown, LLC; Windowpane Advisors, LLC; and Winslow Capital Management, LLC provide similarly as follows:

    "SECTION 5. STANDARD OF CARE. (a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply."

    With respect to indemnification of the underwriter of the Trust, Section 8 of the Distribution Agreement provides:

    "(a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon (i) the bad faith, willful misfeasance or gross negligence of the Trust in connection with the subject matter of this Agreement; (ii) any material breach by the Trust of its representations an warranties under this Agreement; (iii) any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

    After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration

    Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

    (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

    (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

        (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

        (ii) any act of, or omission by, the Distributor or its sales representatives that does not conform to the standard of care set forth in
    Section 7 of this Agreement ("Trust Claims").

    (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if the Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

    (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

    (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

    (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

    (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

    (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement."

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a) Winslow Management Company, LLC

    The following chart reflects the directors and officers of Winslow, including their business connections, which are of a substantial nature. The address of Winslow is 99 High Street, 12th Floor, Boston, Massachusetts 02104 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                      Title                   Business Connection
    ------------------------  ---------------------  ----------------------
    Jack W. Robinson          President and Chief    Winslow, Adams
                              Investment Officer     Harkness Financial
                                                     Group

    Elizabeth Cluett Thors    Partner                Winslow

    Matthew W. Patsky         Partner                Winslow

(b) AH Lisanti Capital Growth, LLC

    The following chart reflects the directors and officers of AH Lisanti, including their business connections, which are of a substantial nature. The address of AH Lisanti is 623 5th Avenue, New York, NY 10022 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                      Title                   Business Connection
    ------------------------  ---------------------  ----------------------
    Mary Lisanti              President              AH Lisanti

    John Adams                Chairman               AH Lisanti, Canaccord
                                                     Adams Inc.

    Kevin Dunn                Director               AH Lisanti, Canaccord
                                                     Adams Inc.

(c) Austin Investment Management, Inc.

    The following chart reflects the directors and officers of Austin, including their business connections of a substantial nature. The address of Austin is Madison Avenue, 28th Floor, New York, New York 10022.

    Name                      Title                   Business Connection
    ------------------------  ---------------------  ----------------------
    Peter A. Vlachos          Founder & President    Austin Investment
                                                     Management, Inc.

    Anthony G. Orphanos       Managing Director      Austin Investment
                                                     Management, Inc.

    David E. Rappa            Managing Director      Austin Investment
                                                     Management, Inc.

    Zoe A. Vlachos            Managing Director      Austin Investment
                                                     Management, Inc.

(d) Auxier Asset Management LLC

    The following chart reflects the directors and officers of Auxier, including their business connections, which are of a substantial nature. The address of Auxier is 5000 S.W. Meadows Road, Suite 410, Lake Oswego, OR 97035-2224 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

      Name                      Title                  Business Connection
      ------------------------  ---------------------  -------------------
      James J. Auxier           Chief Executive        Auxier
                                Officer

      Lillian Walker            Chief Compliance       Auxier
                                Officer

(e) Brown Investment Advisory Incorporated

    The following chart reflects the directors and officers of Brown, including their business connections, which are of a substantial nature. The address of Brown, Brown Investment Advisory & Trust Company and Brown Advisory Holdings, Incorporated is 901 S. Bond Street, Suite 400, Baltimore, Maryland 21231 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                      Title                   Business Connection
    ------------------------  ---------------------  ----------------------
    Michael D. Hankin         President & Director   Brown

                              Director and Chief     Brown Investment
                              Executive Officer,     Advisory and Trust
                              Trustee                Company

                              Director, President    Brown Advisory
                              and Chief Executive    Holdings, Incorporated
                              Officer

    David M. Churchill        Treasurer & Director   Brown

                              Treasurer and Chief    Brown Investment
                              Financial Officer      Advisory and Trust
                                                     Company

                              Treasurer and Chief    Brown Advisory
                              Financial Officer      Holdings, Incorporated

    Patrick J. Ventura        Chief Compliance       Brown
                              Officer

(f) Cardinal Capital Management, L.L.C.

    The following chart reflects the directors and officers of Cardinal, including their business connections, which are of a substantial nature. The address of Cardinal is One Fawcett Place, Greenwich, Connecticut 06830 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                      Title                   Business Connection
    ------------------------  ---------------------  ----------------------
    Amy K. Minella            Managing Partner       Cardinal

    Eugene Fox                Managing Director      Cardinal

    Robert B. Kirkpatrick     Managing Director      Cardinal

    Thomas J. Spelman         Managing               Cardinal
                                 Director/Chief
                              Financial
                              Officer/Chief
                               Compliance Officer

(g) D.F. Dent and Company, Inc.

    The following chart reflects the directors and officers of D.F. Dent, including their business connections, which are of a substantial nature. The address of D.F. Dent is 2 East Read Street, Baltimore, Maryland 21201 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                      Title                   Business Connection
    ------------------------  ---------------------  ----------------------
    Daniel F. Dent            President and          D.F. Dent
                              Treasurer

    Sutherland C. Ellwood     Vice President         D.F. Dent

    Thomas F. O'Neil          Vice President and     D.F. Dent
                              Secretary

    Linda W. McCleary         Vice President         D.F. Dent

(h) Golden Capital Management, LLC

    The following chart reflects the directors and officers of Golden Capital Management, LLC including their business connections, which are of a substantial nature. The address of Golden Capital Management, LLC is Five Resource Square, 10715 David Taylor Drive, Suite 150, Charlotte, North Carolina 28262 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                      Title                   Business Connection
    ------------------------  ---------------------  ----------------------
    Greg Golden               Principal, President   Golden Capital
                              & CEO                  Management

    Jeff C. Moser             Principal, Managing    Golden Capital
                              Director               Management

    Jonathan Cangalosi        Managing Director      Golden Capital
                                                     Management

    Lynette Alexander         Managing Director &    Golden Capital
                              CCO                    Management

    Robi Elnekave             Managing Director      Golden Capital
                                                     Management

(i) H.M. Payson & Co.

    The following chart reflects the directors and officers of H.M. Payson & Co., including their business connections, which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland, Maine 04101.

    Name                      Title                   Business Connection
    ------------------------  ---------------------  ----------------------
    John C. Downing           Managing Director,     H.M. Payson & Co.
                              Treasurer,
                                Chief Compliance
                              Officer

    Thomas M. Pierce          Managing Director      H.M. Payson & Co.

    Peter E. Robbins          Managing Director,     H.M. Payson & Co.
                                Chief Investment
                              Officer

    John H. Walker            Managing Director,     H.M. Payson & Co.
                              Chairman of the Board

    Teresa M. Esposito        Managing Director,     H.M. Payson & Co.
                                Chief Operations
                              Officer

    John C. Knox              Managing Director      H.M. Payson & Co.

    Michael R. Currie         Managing Director,     H.M. Payson & Co.
                              President

    William N. Weickert       Managing Director,     H.M. Payson & Co.
                              Director of Research

(j) King Investment Advisors, Inc.

    The following chart reflects the directors and officers of King, including their business connections, which are of a substantial nature. The address of King is 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                              Title           Business Connection
    ------------------------  ---------------------- ----------------------
    Roger E. King             Chairman and President King

    John R. Servis            Director               King

                              Owner, Commercial      John R. Servis
                              Real Estate            Properties
                                                     602 Hallie, Houston,
                                                     TX 77024

    Pat H. Swanson            Compliance Officer     King

    Jane D. Lightfoot         Secretary/Treasurer    King

(k) Munder Capital Management

   The following chart reflects the directors and principal executive officers of Munder, including their business connections, which are of a substantial nature.The address of Munder is 480 Pierce Street, Birmingham, Michigan 48009 and unless otherwise indicated below, that address is the principa business address of any company with which the directors and officers are connected.

    Name                      Title                   Business Connection
    ------------------------  ---------------------- ----------------------
    James S.Adams             Chief Executive         Munder
                                Officer and Chief
                               Investment Officer

    Peter K. Hoglund          Managing Director       Munder
                              and Chief
                                 Administrative
                              Officer

    Anne K. Kennedy           Managing Director       Munder

    Peter G. Root             Managing Director       Munder
                              and Chief Investment
                              Officer

    Stephen J. Shenkenberg    Managing Director,      Munder
                                General Counsel,
                                Chief Compliance
                              Officer and
                              Secretary

   Sharon E. Fayolle          Managing Director       Munder

   Beth A. Obear              Managing Director       Munder

   James V. Fitzgerald        Managing Director       Munder

   Tony Y. Dong               Managing Director       Munder

   Munder Capital Holdings,   General Partner         Munder
   LLC

   Munder Capital Holdings    General Partner         Munder
   II, LLC

(l) Polaris Capital Management, Inc.

    The following chart reflects the directors and officers of Polaris, including their business connections, which are of a substantial nature. The address of Polaris is 125 Summer Street, Boston, Massachusetts 02110 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                      Title                   Business Connection
    ------------------------  ---------------------  ----------------------
    Bernard R. Horn, Jr.      President, Portfolio   Polaris
                              Manager

    Edward E. Wendell, Jr.    Treasurer              Polaris

                              President              Boston Investor
                                                     Services, Inc.

(m) Grisanti Brown & Partners, LLC

    The following chart reflects the directors and officers of Spears, Grisanti & Brown, LLC, including their business connections, which are of a substantial nature. The address of Shaker is 45 Rockefeller Plaza, 17th Floor, New York, New York, 10111 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                      Title                   Business Connection
    ------------------------  ---------------------  ----------------------
    Vance C. Brown            Principal              Spears, Grisanti &
                                                     Brown

    Christopher C. Grisanti   Principal              Spears, Grisanti &
                                                     Brown

(n) Windowpane Advisors, LLC

    The following chart reflects the directors and officers of Windowpane, including their business connections, which are of a substantial nature. The address of Windowpane is 60 W. Broadway, Suite 1010, San Diego, California 92101-3355 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                      Title                   Business Connection
    ------------------------  ---------------------  ----------------------
    Michael Stolper           Managing Member        Windowpane

    Barbara Ann Malone        Managing Member        Windowpane

(o) Hellman, Jordan Management Co., Inc.

    The following chart reflects the directors and officers of Hellman, including their business connections, which are of a substantial nature. The address of Hellman is 75 State Street, Boston, Massachusetts 02109 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                      Title                   Business Connection
    ------------------------  ---------------------  ----------------------
    Gerald R. Jordan, Jr.     Chairman               Hellman

    Gerald Reid Jordan        President              Hellman

    Name                      Title                   Business Connection
    ------------------------  ---------------------  ----------------------
    Nicholas Gleysteen        Senior Vice President  Hellman

    Susan G. Lynch
                              Vice President         Hellman

    Luke Murphy
                              Vice President         Hellman

    Ethan T. Brown
                              Vice President         Hellman

(p) GMB Capital Management, LLC

    The following chart reflects the directors and principal executive officers of GMB, including their business connections, which are of a substantial nature. The address of GMB is Ten Post Office Square, Suite 1200, Boston, Massachusetts 02109 and unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                      Title                   Business Connection
    ------------------------  ---------------------- ----------------------
    Gabriel R. Bitran         Managing Member,       GMB
                                Chief Investment
                              Officer
    Marco Bitran              Managing Member,       GMB
                                 Chief Operating
                              Officer
    Kirstin Anderson          Chief Financial        GMB
                                 Officer, Chief
                               Compliance Officer

(q) Absolute Investment Advisers, LLC

    The following chart reflects the directors and officers of Absolute, including their business connections, which are of a substantial nature. The address of Absolute is 350 Lincoln Street, Suite 216, Hingham, MA 02043 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                      Title                   Business Connection
    ------------------------  ---------------------  ----------------------
    Anthony R. Bosch          Principal              Absolute

    Brian D. Hlidek           Principal              Absolute

    James P. Compson          Principal              Absolute

    Christian E. Aymond       Principal              Absolute

    Alexander H. Petro        Principal              Absolute

    Fort Hill Capital         Direct Owner           Absolute
    Management

(r) Aronson+Johnson+Ortiz, LP

    The following chart reflects the directors and officers of Aronson, including their business connections, which are of a substantial nature. The address of Aronson is 230 South Broad Street, 20/th/ Floor, Philadelphia, Pennsylvania 19102 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                      Title                   Business Connection
    ------------------------  ---------------------  ----------------------
    Theodore R. Aronson       Managing Principal;    Aronson;
                              Limited Partner;       Member of
                              Member of Aronson+     Aronson+Johnson+Ortiz,
                              Johnson+ Ortiz, LLC    LLC

                              Principal; Limited     Aronson
    Martha E. Ortiz           Partner

                              Principal; Limited     Aronson
    Kevin M. Johnson          Partner

                              Principal; Limited     Aronson
    Paul E. Dodge             Partner

                              Principal; Limited     Aronson
    Stefani Cranston          Partner

                              Principal; Limited     Aronson
    Gina Maria N. Moore       Partner

    Name                      Title                   Business Connection
    ------------------------  ---------------------  ----------------------
    Gregory J. Rogers         Principal; Limited     Aronson
                              Partner

    Aronson+Johnson+Ortiz,    General Partner        Aronson
    LLC

    Joseph F. Dietrick        Chief Compliance       Aronson
                              Officer; Chief Legal
                              Officer

    Douglas D. Dixon          Principal; Limited     Aronson
                              Partner

    R. Brian Wenzinger        Principal; Limited     Aronson
                              Partner

(s) Bernzott Capital Advisors

    The following chart reflects the directors and officers of Bernzott, including their business connections, which are of a substantial nature. The address of Bernzott is 888 W. Ventura Blvd., Suite B, Camarillo, California 93010-8383 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                      Title                   Business Connection
    ------------------------  ---------------------  ----------------------
    Kevin Bernzott            Chairman; CEO;         Bernzott
                               Compliance Officer

    Peter F. Banks            President; Chief       Bernzott
                               Investment Officer

    Dale A. Eucker            Director               Bernzott

    Randall A. Schouten       Director               Bernzott

    Priscilla A. Olsen        Chief Financial        Bernzott
                              Officer

    Denelle Rutherford        Director               Bernzott

    Thomas A. Derse           Director               Bernzott

    Madeline Rhods            Director               Bernzott

    Bernzott Capital          Shareholder            Bernzott
    Advisors Profit Sharing
    Plan

    Hans Walsh                Director               Bernzott

(t) Contravisory Research & Management Corp.

    The following chart reflects the directors and officers of Contravisory, including their business connections, which are of a substantial nature. The address of Contravisory is 99 Derby Street, Suite 302, Hingham, Massachusetts 02043 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                      Title                   Business Connection
    ------------------------  ---------------------  ----------------------
    George E. Noonan, Jr.     Chairman               Contravisory

    William M. Noonan         President & Chief      Contravisory
                                Executive Officer

    Philip A. Noonan          Chief Operating        Contravisory
                              Officer

(u) Horizon Asset Management, Inc.

    The following chart reflects the directors and officers of Horizon, including their business connections, which are of a substantial nature. The address of Horizon is 470 Park Avenue South, 4th Floor , New York, New York 10016 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                      Title                   Business Connection
    ------------------------  ---------------------  ----------------------
    Denise M. Kashey          Director               Horizon

    Steven Bregman            Director; President &  Horizon
                                Chief Operations
                              Officer

    Name                      Title                   Business Connection
    ------------------------  ---------------------  ----------------------
    Peter Doyle               Director; Vice
                              President;             Horizon

    Thomas C. Ewing
                              Director               Horizon

    Andrew M. Fishman
                                Chief Compliance
                                 Officer;General
                              Counsel & Secretary    Horizon

    John Meditz
                                 Vice Chairman;
                              Director               Horizon

    Murray Stahl
                              Chairman; Treasurer &
                                 Chief Executive
                              Officer                Horizon

(v) Kinetics Asset Management, Inc.

    The following chart reflects the directors and officers of Kinetics, including their business connections, which are of a substantial nature. The address of Kinetics is 16 New Broadway, Sleepy Hollow, New York 10591 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                      Title                   Business Connection
    ------------------------  ---------------------  ----------------------
    Bruce P. Abel             Director; Secretary    Kinetics

    Lawrence P. Doyle         Chairman               Kinetics

    Peter Doyle               President; CEO;        Kinetics
                                 Director; Chief
                              Investment Strategist

    Andrew M. Fishman         Chief Compliance       Kinetics
                               Officer & Assistant
                              Secretary

    Leonid Polyakov           Director; CFO          Kinetics

    James G. Doyle            Of Counsel             Kinetics

    Jay Kesslen               General Counsel        Kinetics

    Frank Costa               Shareholder            Kinetics

    Kinetics Voting Trust     Trust is Shareholder   Kinetics

    Susan C. Conway           Shareholder            Kinetics

    Karen & Larry Doyle       Shareholder            Kinetics
    Irrevocable Trust

    Karen Doyle Trust         Shareholder            Kinetics

    Lawrence Doyle Trust      Shareholder            Kinetics

(w) Loomis, Sayles & Company, L.P.

    The following chart reflects the directors and officers of Loomis, including their business connections, which are of a substantial nature. The address of Loomis is One Financial Center, Boston, Massachusetts 02111-2621 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                      Title                   Business Connection
    ------------------------  ---------------------  ----------------------
    Loomis, Sayles &          General Partner of     Loomis
    Company, Inc. ("LSCI")    Loomis

    Natixis Global Asset      Limited Partner of     Loomis; Shareholder of
    Management , L.P.         Loomis; Shareholder    NGAM Holdings
    ("NGAMLP")                (IXIS AM Holdings)

    Robert J. Blanding        President, Chief       Loomis
                               Executive Officer &
                              Chairman of LSCI and
                              Loomis

    Kevin P. Charleston       Executive Vice         Loomis
                                President, Chief
                              Financial Officer and
                              Director of LSCI and
                              Loomis

    Name                      Title                   Business Connection
    ------------------------  ---------------------  ----------------------
    Daniel J. Fuss            Executive Vice         Loomis
                               President and Vice
                              Chairman of LSCI and
                              Loomis

    John F. Gallagher         Executive Vice         Loomis
                              President and
                              Director of LSCI and
                              Loomis

    Lauriann C. Kloppenburg   Executive Vice         Loomis
                              President, Chief
                              Investment
                              Officer-Equity and
                              Director of LSCI and
                              Loomis

    Pierre P. Servant         Director of LSCI       NGAM

    John R. Gidman            Executive Vice         Loomis
                                President, Chief
                               Information Officer
                              and Director of LSCI
                              and Loomis

    Donald P. Ryan            Vice President, Chief  Loomis
                               Compliance Officer
                               and Counsel of LSCI
                              and Loomis

    Jaehoon Park              Executive Vice         Loomis
                              President, Chief
                              Investment
                              Officer-Fixed Income
                              and Director of LSCI
                              and Loomis

    Jean S. Loewenberg        Executive Vice         Loomis
                              President, Secretary,
                               Chief Legal Officer
                              and Director of LSCI
                              and Loomis

    Mark E. Smith             Executive Vice         Loomis
                              President and
                              Director of LSCI and
                              Loomis

    Natixis Global Asset      Shareholder            LSCI
    Management Holdings, LLC
    ("NGAM Holdings")

    Natixis Global Asset      General Partner        NGAMLP
    Management, LLC ("NGAM
    LLC")

    Natixis Global Asset      Limited Partner;       NGAMLP; NGAM, LLC
    Management Corporation    Member
    ("NGAM")

    Natixis Global Asset      Shareholder of Series  NGAM Corp.
    Management ("NGAM")       A Preferred            NGAMP I
                              Shareholder

    Natixis Global Asset      Shareholder of Common  NGAM Corp.
    Management                Stock
    Participations I
    ("NGAMPI")

    NXBP I                    Shareholder            NGAM

    Natixis                   Shareholder            NXBP I

    Caisse Nationale Des      Shareholder            Natixis
    Caisses D'Epargne
    ("CNCE")

    Banque Federale des       Shareholder            Natixis
    Banques Populaires

(x) Metropolitan West Asset Management, LLC

    The following chart reflects the directors and officers of Metropolitan, including their business connections, which are of a substantial nature. The address of Metropolitan is 11766 Wilshire Blvd., Suite 1580, Los Angeles, California 90025-6552 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                      Title                   Business Connection
    ------------------------  ---------------------  ----------------------
    Tad Rivelle               Chief Investment       Metropolitan West
                                Officer; Managing
                              Director

    Laird R. Landmann         Generalist Portfolio   Metropolitan West
                                Manager; Managing
                              Director

    Scott B. Dubchansky       Chief Executive        Metropolitan West
                                Officer, Managing
                              Director

    Bryan Whalen              Specialist Portfolio   Metropolitan West
                                Manager; Managing
                              Director

    Mitchell Flack            Specialist Portfolio   Metropolitan West
                                Manager; Managing
                              Director

    Stephen M. Kane           Generalist Portfolio   Metropolitan West
                                Manager; Managing
                              Director

    Joseph D. Hattesohl       Chief Financial        Metropolitan West
                                Officer; Managing
                              Director

    David B. Lippman          Generalist Portfolio   Metropolitan West
                                Manager; Managing
                              Director

    Anthony C. Scibelli       Director of            Metropolitan West
                               Marketing; Managing
                              Director

    Patrick A. Moore          Director of Client     Metropolitan West
                                Service; Managing
                              Director

    Keith T. Kirk             Chief Compliance       Metropolitan West
                              Officer

    MWAM Holdings, LLC        Member                 Metropolitan West

(y) SSI Investment Management, Inc.

    The following chart reflects the directors and officers of SSI, including their business connections, which are of a substantial nature. The address of SSI is 9440 Santa Monica Blvd., 8th Floor, Beverly Hills, California 90210 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                      Title                   Business Connection
    ------------------------  ---------------------  ----------------------
    John D. Gottfurcht        President              SSI

    Amy J. Gottfurcht         Chairman; CEO;         SSI
                              Secretary

    George M. Douglas         Vice President; Chief  SSI
                               Investment Officer

    Syed F. Mehdi             CCO; Vice President    SSI
                                 Human Resources

    David W. Rosenfelder      Vice President;        SSI
                                Portfolio Manager

(z) TWIN Capital Management, Inc.

    The following chart reflects the directors and officers of TWIN, including their business connections, which are of a substantial nature. The address of TWIN is 3244 Washington Road, Suite 202, McMurray, Pennsylvania 15317-

    3153 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                      Title                   Business Connection
    ------------------------  ---------------------  ----------------------
    Geoffrey Gerber           President; CIO         TWIN

    James D. Drake            Controller; Chief      TWIN
                               Compliance Officer

    Christopher Erfort        Senior Vice            TWIN
                              President, Portfolio
                              Management

    James Hough               Senior Vice            TWIN
                              President,
                              Quantitative Systems

(aa)Yacktman Asset Management Co.

    The following chart reflects the directors and officers of Yacktman, including their business connections, which are of a substantial nature. The address of Yacktman is 1110 Lake Cook Road, Suite 385, Buffalo Grove, Illinois 60089 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                      Title                   Business Connection
    ------------------------  ---------------------  ----------------------
    Donald A. Yacktman        President & Treasurer  Yacktman

    Ronald W. Ball            Senior Vice President  Yacktman

    Stephen A. Yacktman       Senior Vice President  Yacktman
                              & Secretary

    Jason Subotky             Vice President         Yacktman

    Russell Wilkins           Vice President         Yacktman

    Kent Arnett               Vice President &
                                Chief Compliance
                              Officer

(bb)Kovitz Investment Group, LLC.

    The following chart reflects the directors and officers of Kovitz, including their business connections, which are of a substantial nature. The address of Kovitz is 222 West Adams Street, Suite 2160, Chicago, Illinois 60606 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                      Title                   Business Connection
    ------------------------  ---------------------  ----------------------
    Mitchell A. Kovitz        Chief Executive        Kovitz
                              Officer

    Jonathan A. Shapiro       Chief Financial        Kovitz
                              Officer

    Marc S. Brenner           President, Chief       Kovitz
                                Legal Officer and
                                Chief Compliance
                              Officer

    Bruce A. Weininger        Vice President         Kovitz

    Harold (Skip)             Managing Director      Kovitz
    Gianopulos, Jr.

    Edward W. Edens           Director-Client        Kovitz
                              Services

    Richard P. Salerno        Director-Fixed Income  Kovitz

(cc)Mohican Financial Management, LLC.

    The following chart reflects the directors and officers of Mohican, including their business connections, which are of a substantial nature. The address of Mohican is 21 Railroad Avenue, Suite 35, Cooperstown, New York 13326 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                      Title                   Business Connection
    ------------------------  ---------------------  ----------------------
    Eric C. Hage              Managing Member,       Mohican
                                 Chief Executive
                                 Officer & Chief
                               Information Officer

    Daniel C. Hage            Chief Operating        Mohican
                               Officer and Senior
                              Trader

(dd)Merk Investments, LLC

    The following chart reflects the directors and officers of Merk, including their business connections, which are of a substantial nature. The address of Merk is 555 Bryant Avenue #455, Palo Alto, CA 94301 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                      Title                   Business Connection
    ------------------------  ---------------------  -----------------------
    Axel Merk                 President              Merk

    Kimberly Schuster         Chief Compliance       Merk
                              Officer                Falcon Research, Inc.
                              Chief Financial        Feshbach Investments,
                              Officer                LLC
                                                     Main Office:
                                                     33 N. Garden Ave.,
                                                     Ste. 770
                                                     Clearwater, FL 33755
                                                     Phone: 727-298-5436
                                                     Fax: 727-298-5402
                                                     CFO Office:
                                                     2762 Bayshore Parkway
                                                     #1001
                                                     Mountain View, CA 94043

(ee)Dover Corporate Responsibility Management LLC

    The following chart reflects the directors and officers of Dover, including their business connections, which are of a substantial nature. The address of Dover is 140 Greenwich Avenue, Greenwich, CT 06830 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                      Title                   Business Connection
    ------------------------  ---------------------  ----------------------
    Richard M. Fuscone        Chairman               Dover

    Michael P. Castine        President              Dover

(ff)Alex. Brown Investment Management

    The following chart reflects the directors and officers of Alex. Brown, including their business connections, which are of a substantial nature. The address of Alex. Brown is 1 South Street, Baltimore, MD 21202 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                      Title                   Business Connection
    ------------------------  ---------------------  ----------------------
    Lee S. Owen               Co-President           Alex. Brown

    Bruce E. Behrens          Co-President           Alex. Brown

    James D. Brown            Director               Alex. Brown

    Robert H. Vernon          Director               Alex. Brown

    Hobart C. Buppert         Director, Portfolio    Alex. Brown
                              Manager

    Nancy I. Denney           Chief Compliance       Alex. Brown
                              Officer

(gg)Liberty Street Advisors, LLC

    The following chart reflects the directors and officers of Liberty Street Advisors, LLC, including their business connections, which are of a substantial nature. The address of Liberty Street Advisors, LLC is 55 Liberty Street,

    New York, New York 10005, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                      Title                   Business Connection
    ------------------------  ---------------------  ----------------------
    James Celico              Chief Financial        Liberty Street
                              Officer

    Raymond Hill              Chairman               Liberty Street

    Timothy Reick             CEO and Chief          Liberty Street
                               Compliance Officer

(hh) GMB Capital Management, LLC

    The following chart reflects the directors and officers of GMB Capital Management LLC, including their business connections, which are of a substantial nature. The address of GMB is Ten Post Office Square, Suite 1210, Boston, MA 02109 and, unless indicated otherwise below, that address is the principal address of any company with which the directors and officers are connected

    Name                      Title                   Business Connection
    ------------------------  ---------------------  ----------------------
    Marco Bitran              Managing Member        Professor, Sloan
                                                     School Management

    Gabriel R. Bitran         Managing Member

    Kristian N. Anderson      Principal

ITEM 27. PRINCIPAL UNDERWRITERS

(a) Foreside Fund Services, LLC, Registrant's Principal Underwriter, serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

    American Beacon Funds                         Henderson Global Fund
    American Beacon Mileage Funds                 Hirtle Callaghan Trust
    American Beacon Select Funds                  Ironwood Series Trust
    Bridgeway Funds, Inc.                         Monarch Funds
    Central Park Group Multi-Event Fund           PMC Funds, Series of the
                                                  Trust for Professional
                                                  Managers
    Century Capital Management Trust              Sound Shore Fund, Inc.
    Forum Funds                                   Wintergreen Fund, Inc.
    FocusShares Trust                             The CNL Funds
                                                  The Japan Fund, Inc.
                                                  SPA ETF Trust

(b) The following are officers of Foreside Fund Services, LLC, the Registrant's Principal Underwriter. Their business address is Two Portland Square, First Floor, Portland, Maine 04101.

                              Position with              Position with
    Name                      Underwriter                  Registrant
    ------------------------  ---------------------  ----------------------

    Mark S. Redman            President              None

    Nanette K. Chern          Vice President,        None
                                Secretary & Chief
                               Compliance Officer

    Richard J. Berthy         Vice President &       None
                               Treasurer

    Mark A. Fairbanks         Vice President,        None
                              Assistant Secretary &
                              Deputy Chief
                               Compliance Officer

(c) Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

    The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Citigroup Fund Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 26 hereof.

ITEM 29. MANAGEMENT SERVICES

    Not Applicable.

ITEM 30. UNDERTAKINGS

    None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, and State of Maine, on January 11, 2008.


                                              FORUM FUNDS

                                              By: /s/ Simon D. Collier
                                                  -----------------------------
                                                  Simon D. Collier, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on January 11, 2008.


(a) Principal Executive Officer

    /s/ Simon D. Collier
    -----------------------------------------
    Simon D. Collier
    President

(b) Principal Financial Officer

    /s/ Trudance L.C. Bakke
    -----------------------------------------
    Trudance L.C. Bakke
    Principal Financial Officer and Treasurer

(c) A majority of the Trustees

    John Y. Keffer, Trustee*
    James C. Cheng, Trustee*
    J. Michael Parish, Trustee*
    Costas Azariadis, Trustee*

    By: /s/ Velvet R. Regan
        -------------------------
        Velvet R. Regan
        Attorney in fact
--------
* Pursuant to powers of attorney previously filed as Other Exhibits (A).

                                 EXHIBIT LIST

EXHIBIT


(d)(27) Form of Amendment to the Advisory Agreement